UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semi-Annual Report November 30, 2008	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Robert P. Bremner

Chairman of the Board

Dear Shareholders,

I write this letter in a time of continued uncertainty about the current state of the U.S. financial system and pessimism about the future of the global economy. Many have observed that the conditions that led to the crisis have built up over time and will complicate and extend the course of recovery. At the same time, government officials in the U.S. and abroad have implemented a wide range of programs to restore stability to the financial system and encourage economic recovery. History teaches us that these efforts will moderate the extent of the downturn and hasten the inevitable recovery, even though it is hard to envision that outcome in the current environment.

As you will read in this report, the continuing financial and economic problems are weighing heavily on asset values for equities and fixed income, and unfortunately the performance of the Nuveen Funds has been similarly affected. I hope that you will carefully review the Portfolio Managers’ Comments and the Fund Spotlight sections of this report. These comments highlight the individual manager’s pursuit of investment strategies that depend on thoroughly researched securities, diversified portfolio holdings and well established investment disciplines to achieve your Fund’s investment goals. The Fund Board believes that a consistent focus on long term investment goals provides the basis for successful investment over time and we monitor your Fund with that objective in mind.

On behalf of myself and the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 20, 2009

Semi-Annual Report    Page 1

Portfolio Managers’ Comments for the Nuveen Kansas, Kentucky,

Michigan, Missouri, Ohio and Wisconsin Municipal Bond Funds

Portfolio managers Scott Romans and Daniel Close examine key investment strategies and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Municipal Bond Funds. Scott, who has eight years of investment experience, began managing the Kansas, Missouri and Wisconsin Funds in 2003. Dan has nine years of investment experience and began managing the Kentucky, Ohio and Michigan Funds in 2007.

How did the Funds perform during the six-month period ending November 30, 2008?

The table on page three provides Class A Share total returns for the six Funds for the six-month, one-year, five-year, and ten-year periods ending November 30, 2008. Each Fund’s total returns are compared with the returns of its corresponding Lipper peer fund category average, its respective state Barclays Capital Municipal Bond Index, the national Barclays Capital Municipal Bond Index and the Standard & Poor’s (S&P) National Municipal Bond Index.

The market backdrop for municipal bond investing was extraordinarily challenging throughout the past six months. Yields on short-term municipal bonds declined sharply while their prices rose accordingly (bond yields and prices move in opposite directions), reflecting investors’ desire to avoid risk. At the same time, yields on long-term bonds rose and prices fell, leading to significant steepening in the tax-exempt yield curve. Investor caution also led to weak performance from bonds with lower credit ratings. Bonds rated BBB and lower did relatively poorly, less because of deteriorating issuer credit quality than because a substantial reduction in investor demand that sent their yields sharply higher.

Against this backdrop, all six Funds experienced losses when measured in absolute terms. However, the Kansas, Kentucky, Michigan, Ohio and Wisconsin Funds’ Class A Shares at net asset value outperformed their respective Lipper peer groups during the six-month period, while the Missouri Fund’s Class A Shares at net asset value under-performed its Lipper peer group. Five of the six Funds, except Ohio, underperformed their respective state Barclays Capital indexes as well as the Standard & Poor’s National Municipal Bond Index, while all six Funds underperformed the national Barclays Capital Municipal Bond Index. The factors determining the performance of each Fund are discussed later in the report.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All six Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the six portfolios as well as market conditions within each state. Below we outline our specific approaches to managing the Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Funds, as well as discuss noteworthy factors influencing each Fund’s performance.

Nuveen Kansas, Missouri and Wisconsin Municipal Bond Funds

The period was one of the most volatile we have ever seen as municipal bond investors. Demand for tax-exempt securities dried up, as the market became quite illiquid, with only the very-highest-quality, shortest-maturity issues turning in positive performance in a highly risk-averse market climate. The environment was characterized by a general rise in municipal interest rates, with long-dated

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Semi-Annual Report    Page 2

Class A Shares—

Average Annual Total Returns

as of 11/30/08

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Kansas Municipal Bond Fund
A Shares at NAV	-6.49%	-5.96%	1.97%	3.18%
A Shares at Offer	-10.43%	-9.94%	1.10%	2.74%
Lipper Other States Municipal Debt Funds Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital Kansas Municipal Bond Index[2]	-4.38%	-2.60%	2.58%	4.13%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Kentucky Municipal Bond Fund
A Shares at NAV	-6.29%	-5.90%	2.00%	3.31%
A Shares at Offer	-10.21%	-9.84%	1.13%	2.87%
Lipper Other States Municipal Debt Funds Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital Kentucky Municipal Bond Index[2]	-5.01%	-3.58%	2.44%	3.98%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Michigan Municipal Bond Fund
A Shares at NAV	-6.51%	-6.37%	1.97%	3.33%
A Shares at Offer	-10.45%	-10.30%	1.10%	2.89%
Lipper Michigan Municipal Debt Funds Average[1]	-9.98%	-10.15%	1.58%	3.09%
Barclays Capital Michigan Municipal Bond Index[2]	-4.66%	-3.50%	2.52%	4.16%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Missouri Municipal Bond Fund
A Shares at NAV	-9.00%	-9.02%	1.38%	2.98%
A Shares at Offer	-12.82%	-12.83%	0.52%	2.54%
Lipper Missouri Municipal Debt Funds Average[1]	-8.93%	-8.58%	1.03%	2.83%
Barclays Capital Missouri Municipal Bond Index[2]	-4.03%	-2.85%	2.81%	4.22%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Ohio Municipal Bond Fund
A Shares at NAV	-5.26%	-4.80%	2.12%	3.35%
A Shares at Offer	-9.22%	-8.78%	1.26%	2.91%
Lipper Ohio Municipal Debt Funds Category Average[1]	-7.16%	-7.01%	1.62%	3.06%
Barclays Capital Ohio Municipal Bond Index[2]	-7.07%	-6.73%	1.67%	3.65%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

Nuveen Wisconsin Municipal Bond Fund
A Shares at NAV	-7.84%	-7.14%	1.42%	2.96%
A Shares at Offer	-11.69%	-11.06%	0.55%	2.52%
Lipper Other States Municipal Debt Funds Average[1]	-8.66%	-7.85%	1.06%	2.67%
Barclays Capital Wisconsin Municipal Bond Index[2]	-3.38%	-1.86%	3.24%	4.43%
Barclays Capital Municipal Bond Index[3]	-4.98%	-3.60%	2.59%	4.14%
S&P National Municipal Bond Index[4]	-5.48%	-4.43%	2.55%	N/A

1	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Other States Municipal Debt Funds Category Average contained 151, 145, 133 and 114 funds for the six-month, one-year, five-year and ten-year periods ended November 30, 2008. The Lipper Michigan Municipal Debt Funds Category Average had 23, 22, 17 and 16 funds, the Lipper Missouri Municipal Debt Funds Category Average had 16, 16, 14 and 12 funds and the Lipper Ohio Municipal Debt Funds Category Average had 38, 37, 32 and 28 funds, respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Barclays Capital Kansas Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Kansas bonds with maturities of two years or greater. The Barclays Capital Kentucky Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Kentucky bonds with maturities of two years or greater. The Barclays Capital Michigan Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Michigan bonds with maturities of two years or greater. The Barclays Capital Missouri Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Missouri bonds with maturities of two years or greater. The Barclays Capital Ohio Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Ohio bonds with maturities of two years or greater. The Barclays Capital Wisconsin Municipal Bond Index is an unmanaged index comprised of investment grade, tax-exempt Wisconsin bonds with maturities of two years or greater. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

3	The Barclays Capital Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4	The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market.

Semi-Annual Report    Page 3

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

bonds faring the worst. In addition, credit spreads widened dramatically, indicating that investors were demanding higher yields in exchange for taking on credit risk.

As a group, pre-refunded bonds were the only securities in the municipal market to turn in positive performance. As investors participated in a flight to quality, they favored these very defensive securities, which were in high demand in an otherwise very illiquid market. Both the Kansas and Missouri Funds were significantly underweighted in the pre-refunded bond sector, detracting from their performance. Another negative for both Funds was an overweighting relative to our target in the health care and housing bond sectors. Both of these groups did relatively poorly during the period, though a number of our individual holdings in these sectors managed to do well in relative terms.

The Missouri Fund’s performance was hurt by its credit quality allocation. Specifically, the Fund had significant exposure to non-rated and BBB-rated bonds – representing the lowest end of the investment-grade bond universe. These lower-rated credits underperformed the overall national municipal market. In addition, we were relatively underexposed to the highest-rated bonds – those with AAA and AA credit ratings – which did comparitively well. Further hampering the Missouri Fund’s results was an underweighting in the strong-performing tax-backed debt category. Given the challenging market environment, bonds in this sector benefited from being relatively defensive.

In contrast, the Wisconsin municipal market is heavily oriented toward tax-backed bonds. As a result, we had significant exposure to this relatively positive performing group. Credit quality allocation contributed further to performance. Compared to most other states, the Wisconsin municipal market features fewer lower-rated issuers. This left us with a relatively modest allocation to BBB-rated bonds and a higher allocation to AA-rated and A-rated bonds, helping our relative performance.

Insured bonds nationwide encountered challenges as municipal bond insurance companies saw their credit ratings downgraded. This caused the bonds they were backing to get repriced in line with the issuers’ underlying credit quality. In Kansas, however, many of these issuers are higher-quality. Accordingly, many of our insured bond positions in that state did particularly well relative to the national insured municipal bond universe.

In all three Funds – especially Wisconsin – yield curve positioning was a negative performance factor. With long-term municipal yields rising and short-term rates dropping, very-short-duration bonds, to which we were only modestly allocated, outperformed. Meanwhile, intermediate- and longer-duration bonds, both of which we owned more of, underperformed. Given normal market conditions, we believe that owning more longer-dated bonds and fewer shorter-dated issues will generally provide our shareholders with the best long-term values. Unfortunately, conditions were far from normal during the period, and our positioning proved unhelpful.

In the Kansas and Missouri Funds, we were focused on opportunistic buying of bonds we believed were offering unusually good values. Both of these states saw strong individual investor

Semi-Annual Report    Page 4

demand for tax-exempt bonds of strong underlying credit quality and intermediate maturities. This situation provided us with a ready market to sell these issues and left us with the proceeds needed to purchase more attractively priced bonds. We bought a number of non-rated or lower-rated issues at yields of eight to ten percent – almost-unheard-of levels for bonds of sound underlying credit quality. All of the bonds added to the portfolio were selected with the invaluable help of Nuveen’s credit research team, providing us with a great deal of confidence in the bonds’ underlying credit strength and risk/reward tradeoffs.

As we have discussed in prior shareholder reports, the Wisconsin municipal market can be challenging for portfolio managers. It is often difficult to find sufficient supply of suitable Wisconsin bonds to purchase. During the period, we did take advantage of recent opportunities to buy in-state bonds in both the primary and secondary Wisconsin market. As a result, we were able to increase our allocation to Wisconsin paper while simultaneously cutting our exposure to Puerto Rico bonds (U.S. territorial bonds are generally fully tax-exempt in all fifty United States.). Our recent purchases included community development district and housing debt. While yields on these bonds were lower than what we were finding in other states, we felt the tradeoff was worth making because we were able to increase our Wisconsin-bond allocation while reducing the size of our position in Puerto Rico, whose financial position we believed had become more vulnerable.

Nuveen Kentucky, Michigan and Ohio Municipal Bond Funds

Duration – meaning the price sensitivity to changes in interest rates – was a noteworthy positive factor for the Kentucky and Ohio Funds but detracted overall from the Michigan Fund’s performance. In all three portfolios, we benefited to varying degrees from being relatively underweighted in poor-performing long-dated bonds, but the Funds’ performance was also hampered by being underrepresented relative to our target in the very-shortest-maturity bonds, the best overall performers on the yield curve.

The Funds’ credit rating allocations hurt performance. In all three portfolios, we were underweighted relative to our target in AAA-rated bonds. The Kentucky Fund lacked sufficient exposure to pre-refunded bonds as well as tax-supported bonds. Both categories tend to be highly rated and benefited from their defensive nature. While we didn’t own many pre-refunded bonds in this portfolio, those we did own performed quite well and were very strong individual contributors. In addition, relative to our target, we were overweighted in the poor-performing health care sector. We saw a number of individual bonds in this sector weaken the Funds’ total returns. Further negative performance came from some of our individual Puerto Rico bonds. Many of these were of weaker credit quality, leading to their recent underperformance.

The Ohio Fund, meanwhile, benefited from being overweighted in the pre-refunded sector. However, in Ohio as well as Michigan we were hurt by underweightings relative to our target in tax-supported bonds as well as overweightings in the health care and predominantly lower-rated industrial development revenue bond sector. Individual health care, continuing care retirement community and tobacco bond performance further reduced the Ohio Fund’s returns, while several charter school bonds were negative performers overall in the Michigan Fund. On the positive side, all three Funds benefited from the utility sector.

In all three Funds, we took advantage of illiquid market conditions to add new bonds trading at what we believed were unusually low prices – and offering unusually high yields – relative to their underlying credit quality. Depending on availability within each state market, some of our purchases were lower- and non-rated bonds, as they offered particularly high yields relative to historical norms. However, we found that even higher-rated bonds were providing unusually attractive levels of income, leading us to take advantage of available value opportunities in that part of the market as well.

Semi-Annual Report    Page 5

Because of issuance patterns within the Kentucky municipal market, portfolio managers typically have limited opportunities to purchase in-state lower-rated bonds. The past six months were no exception. We added just two lower-rated bond issues to the portfolio during the period – BBB-rated higher education bonds and an uninsured health care bond issue. In addition, we purchased the insured basketball arena deal for the University of Louisville. In our opinion, all of the issuers provided strong fundamentals and attractive yields relative to their risks.

In the Michigan Fund, we remained active in buying bonds from the state’s qualified school loan program, focusing on schools in the central and western parts of the state. In our view, these types of bonds offer investors a great deal of security. Generally, those securities are backed by both the state’s school loan program and the school district itself (and may also feature bond insurance). Because of their security, these bonds performed very well for the Fund during the difficult market environment of the past six months. The Fund continued to add to these types of holdings when attractive opportunities surfaced. Other Michigan purchases during the period included water/sewer bonds and an airport bond issue. One noteworthy lower-rated purchase was of tobacco settlement bonds during the height of the municipal market dislocation.

Recent purchases for the Ohio portfolio included a number of essential service bonds – several electric utility bonds and a water/sewer bond issue. We also added two tax-backed bond issues, one of which was lower-rated. Other lower-rated bond purchases included an uninsured health care bond issue, two lower-rated industrial development revenue bond issues and tobacco settlement bonds, all of which we believed provided our shareholders with very compelling risk-adjusted total return potential.

As we mentioned, individual investor demand was very strong for short-duration, high-credit-quality bonds. Accordingly, in all three Funds, we took advantage of those times when demand was strongest to sell some of our holdings in this part of the market. With these sales, we were able to finance some of the described purchases. In addition, and as part of our sell discipline, the Michigan Fund pared back its holdings in two health care names.

During the reporting period, we utilized derivative positions to maintain each of the three Funds’ durations in line with our target levels. Throughout the period, however, we sold out of these positions in each Fund because market conditions provided us with the ability to lengthen our duration sufficiently through more-conventional means in the municipal market. At the end of the reporting period, none of the Funds had derivative positions outstanding.

Recent Market Developments

Beginning in October, the nation’s financial institutions and financial markets – including the municipal bond market – experienced significant turmoil. Reductions in demand decreased valuations of municipal bonds across all credit ratings, especially those with lower credit ratings, and this generally reduced the Funds’ net asset values. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. This reduction in dealer involvement in the market was accompanied by significant net selling pressure by investors, particularly with respect to lower-rated municipal bonds, as institutional investors generally removed money from the municipal bond market, at least in part because of their need to reduce the leveraging of their municipal investments. This deleveraging was in part driven by the overall reduction in the amount of financing available for such leverage, the increased costs of such leverage financing, and the need to reduce leverage levels that had recently increased due to the decline in municipal bond prices.

Municipal bond prices were further negatively impacted by concerns that the need for further

Semi-Annual Report    Page 6

de-leveraging and a supply overhang (a large amount of new issues were postponed) would cause selling pressure to persist for a period of time. In addition to falling prices, the following market conditions resulted in greater price volatility of municipal bonds – wider credit spreads (i.e., lower quality bonds fell in price more than higher quality bonds); significantly reduced liquidity (i.e., the ability to sell bonds at a price close to their carrying value), particularly for lower quality bonds; and a lack of price transparency (i.e., the ability to accurately determine the price at which a bond would likely trade). Reduced liquidity was most pronounced in mid-October, and although liquidity improved considerably after that period, it may reoccur if financial turmoil persists or worsens.

Recent Developments Regarding Bond Insurance Companies

As mentioned earlier, another factor that had an impact on the performance of these Funds was their position in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, ACA, AMBAC, CIFG, FGIC, MBIA, RAAI and SYNCORA (formerly XLCA) experienced one or more rating reductions by at least one or more rating agencies while AGC and FSA received their first rating reductions by at least one rating agency. At the time this report was prepared, at least one rating agency has placed each of these insurers except AGC on “negative outlook” or “negative credit watch,” which may presage one or more rating reductions for such insurer or insurers in the future. As concern increased about the balance sheets of these insurers, prices on bonds insured by these companies – especially those bonds with weaker underlying credits – declined, detracting from the Funds’ performance. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category. It is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

In November 2008, the Class C Shares of the Michigan Fund, the Class B Shares of the Missouri Fund and the Class B and C Shares of the Ohio Fund all experienced a dividend increase. In that same month, the Class I Shares of the Kansas and Wisconsin Funds experienced a dividend decrease.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2008, all six Funds had positive UNII balances, based upon our best estimate, for tax purposes. The Kansas and Missouri Funds had a positive UNII balance, while the Kentucky, Michigan, Ohio and Wisconsin Funds had negative UNII balances for financial statement purposes.

Semi-Annual Report    Page 7

Fund Spotlight as of 11/30/08 Nuveen Kansas Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FKSTX	FBKSX	FCKSX	FRKSX
NAV	$9.36	$9.28	$9.35	$9.39
Latest Monthly Dividend[2]	$0.0355	$0.0290	$0.0310	$0.0370
Latest Capital Gain Distribution[3]	$0.0243	$0.0243	$0.0243	$0.0243
Inception Date	1/09/92	2/19/97	2/11/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-5.96%	-9.94%
5-Year	1.97%	1.10%
10-Year	3.18%	2.74%
B Shares	w/o CDSC	w/CDSC
1-Year	-6.65%	-10.25%
5-Year	1.20%	1.03%
10-Year	2.56%	2.56%
C Shares	NAV
1-Year	-6.56%
5-Year	1.38%
10-Year	2.61%
I Shares	NAV
1-Year	-5.82%
5-Year	2.16%
10-Year	3.38%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.55%	4.36%
30-Day Yield[4]	4.27%	—
SEC 30-Day Yield[4,5]	—	4.09%
Taxable-Equivalent Yield[5,6]	6.34%	6.07%
B Shares	NAV
Dividend Yield[4]	3.75%
30-Day Yield[4]	3.51%
Taxable-Equivalent Yield[6]	5.21%
C Shares	NAV
Dividend Yield[4]	3.98%
30-Day Yield[4]	3.71%
Taxable-Equivalent Yield[6]	5.50%
I Shares	NAV
Dividend Yield[4]	4.73%
SEC 30-Day Yield[4]	4.47%
Taxable-Equivalent Yield[6]	6.63%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-6.51%	-10.41%
5-Year	1.66%	0.79%
10-Year	3.10%	2.66%
B Shares	w/o CDSC	w/CDSC
1-Year	-7.30%	-10.88%
5-Year	0.91%	0.74%
10-Year	2.49%	2.49%
C Shares	NAV
1-Year	-7.02%
5-Year	1.11%
10-Year	2.54%
I Shares	NAV
1-Year	-6.36%
5-Year	1.89%
10-Year	3.31%

Portfolio Statistics
Net Assets ($000)	$122,594
Average Effective Maturity on Securities (Years)	16.89
Average Duration	7.44

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.87%	0.86%	5/31/08
Class B	1.62%	1.61%	5/31/08
Class C	1.42%	1.41%	5/31/08
Class I	0.67%	0.66%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.6%.

Semi-Annual Report    Page 8

Fund Spotlight as of 11/30/08 Nuveen Kansas Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Health Care	22.1%
Tax Obligation/Limited	19.3%
Housing/Single Family	17.5%
Tax Obligation/General	11.1%
Water and Sewer	10.6%
Long-Term Care	4.9%
Other	14.5%

1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$935.10	$931.70	$931.50	$935.40	$1,020.96	$1,017.20	$1,018.20	$1,021.96
Expenses Incurred During Period	$3.98	$7.60	$6.63	$3.01	$4.15	$7.94	$6.93	$3.14

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and ..62% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 9

Fund Spotlight as of 11/30/08 Nuveen Kentucky Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FKYTX	FKYBX	FKYCX	FKYRX
NAV	$9.89	$9.90	$9.90	$9.90
Latest Monthly Dividend[2]	$0.0365	$0.0300	$0.0315	$0.0380
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0246	$0.0246	$0.0246	$0.0246
Inception Date	5/04/87	2/05/97	10/04/93	2/07/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-5.90%	-9.84%
5-Year	2.00%	1.13%
10-Year	3.31%	2.87%
B Shares	w/o CDSC	w/CDSC
1-Year	-6.61%	-10.21%
5-Year	1.24%	1.07%
10-Year	2.69%	2.69%
C Shares	NAV
1-Year	-6.34%
5-Year	1.46%
10-Year	2.75%
I Shares	NAV
1-Year	-5.65%
5-Year	2.21%
10-Year	3.52%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.43%	4.24%
30-Day Yield[4]	4.56%	—
SEC 30-Day Yield[4,5]	—	4.37%
Taxable-Equivalent Yield[5,6]	6.74%	6.45%
B Shares	NAV
Dividend Yield[4]	3.64%
30-Day Yield[4]	3.78%
Taxable-Equivalent Yield[6]	5.58%
C Shares	NAV
Dividend Yield[4]	3.82%
30-Day Yield[4]	3.98%
Taxable-Equivalent Yield[6]	5.88%
I Shares	NAV
Dividend Yield[4]	4.61%
SEC 30-Day Yield[4]	4.76%
Taxable-Equivalent Yield[6]	7.03%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-6.12%	-10.07%
5-Year	1.77%	0.90%
10-Year	3.28%	2.84%
B Shares	w/o CDSC	w/CDSC
1-Year	-6.92%	-10.49%
5-Year	0.98%	0.82%
10-Year	2.66%	2.66%
C Shares	NAV
1-Year	-6.66%
5-Year	1.21%
10-Year	2.71%
I Shares	NAV
1-Year	-5.96%
5-Year	1.96%
10-Year	3.48%

Portfolio Statistics
Net Assets ($000)	$378,283
Average Effective Maturity on Securities (Years)	13.99
Average Duration	7.77

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.89%	0.89%	5/31/08
Class B	1.64%	1.64%	5/31/08
Class C	1.44%	1.44%	5/31/08
Class I	0.69%	0.69%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

Semi-Annual Report    Page 10

Fund Spotlight as of 11/30/08 Nuveen Kentucky Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	27.4%
U.S. Guaranteed	12.6%
Utilities	12.4%
Water and Sewer	11.4%
Health Care	10.6%
Tax Obligation/General	9.3%
Education and Civic Organizations	5.4%
Transportation	5.3%
Other	5.6%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$937.10	$933.60	$934.40	$938.00	$1,020.76	$1,017.00	$1,018.00	$1,021.76
Expenses Incurred During Period	$4.18	$7.80	$6.84	$3.21	$4.36	$8.14	$7.13	$3.35

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and ..66% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 11

Fund Spotlight as of 11/30/08 Nuveen Michigan Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FMITX	FMIBX	FLMCX	NMMIX
NAV	$10.20	$10.22	$10.20	$10.20
Latest Monthly Dividend[2]	$0.0385	$0.0320	$0.0340	$0.0405
Latest Capital Gain Distribution[3]	$0.0321	$0.0321	$0.0321	$0.0321
Inception Date	6/27/85	2/03/97	6/22/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-6.37%	-10.30%
5-Year	1.97%	1.10%
10-Year	3.33%	2.89%
B Shares	w/o CDSC	w/CDSC
1-Year	-7.05%	-10.63%
5-Year	1.21%	1.04%
10-Year	2.71%	2.71%
C Shares	NAV
1-Year	-6.82%
5-Year	1.43%
10-Year	2.76%
I Shares	NAV
1-Year	-6.16%
5-Year	2.18%
10-Year	3.53%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.53%	4.34%
30-Day Yield[4]	4.45%	—
SEC 30-Day Yield[4,5]	—	4.26%
Taxable-Equivalent Yield[5,6]	6.46%	6.18%
B Shares	NAV
Dividend Yield[4]	3.76%
30-Day Yield[4]	3.67%
Taxable-Equivalent Yield[6]	5.33%
C Shares	NAV
Dividend Yield[4]	4.00%
30-Day Yield[4]	3.88%
Taxable-Equivalent Yield[6]	5.63%
I Shares	NAV
Dividend Yield[4]	4.76%
SEC 30-Day Yield[4]	4.66%
Taxable-Equivalent Yield[6]	6.76%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-5.25%	-9.26%
5-Year	2.12%	1.26%
10-Year	3.44%	3.00%
B Shares	w/o CDSC	w/CDSC
1-Year	-6.02%	-9.65%
5-Year	1.36%	1.19%
10-Year	2.83%	2.83%
C Shares	NAV
1-Year	-5.70%
5-Year	1.57%
10-Year	2.88%
I Shares	NAV
1-Year	-5.04%
5-Year	2.34%
10-Year	3.64%

Portfolio Statistics
Net Assets ($000)	$195,801
Average Effective Maturity on Securities (Years)	14.76
Average Duration	8.55

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.86%	0.85%	5/31/08
Class B	1.61%	1.60%	5/31/08
Class C	1.41%	1.40%	5/31/08
Class I	0.66%	0.65%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.1%.

Semi-Annual Report    Page 12

Fund Spotlight as of 11/30/08 Nuveen Michigan Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/General	35.6%
Tax Obligation/Limited	15.0%
U.S. Guaranteed	14.2%
Water and Sewer	10.4%
Health Care	6.8%
Utilities	5.8%
Other	12.2%

1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$934.90	$931.60	$932.30	$936.00	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.12	$7.75	$6.78	$3.15	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and ..65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 13

Fund Spotlight as of 11/30/08 Nuveen Missouri Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FMOTX	FMMBX	FMOCX	FMMRX
NAV	$9.55	$9.57	$9.54	$9.56
Latest Monthly Dividend[2]	$0.0375	$0.0315	$0.0330	$0.0395
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0198	$0.0198	$0.0198	$0.0198
Inception Date	8/03/87	2/06/97	2/02/94	2/19/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-9.02%	-12.83%
5-Year	1.38%	0.52%
10-Year	2.98%	2.54%
B Shares	w/o CDSC	w/CDSC
1-Year	-9.61%	-13.10%
5-Year	0.65%	0.48%
10-Year	2.38%	2.38%
C Shares	NAV
1-Year	-9.52%
5-Year	0.83%
10-Year	2.42%
I Shares	NAV
1-Year	-8.80%
5-Year	1.60%
10-Year	3.19%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.71%	4.51%
30-Day Yield[4]	5.01%	—
SEC 30-Day Yield[4,5]	—	4.80%
Taxable-Equivalent Yield[5,6]	7.40%	7.09%
B Shares	NAV
Dividend Yield[4]	3.95%
30-Day Yield[4]	4.24%
Taxable-Equivalent Yield[6]	6.26%
C Shares	NAV
Dividend Yield[4]	4.15%
30-Day Yield[4]	4.45%
Taxable-Equivalent Yield[6]	6.57%
I Shares	NAV
Dividend Yield[4]	4.96%
SEC 30-Day Yield[4]	5.21%
Taxable-Equivalent Yield[6]	7.70%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-9.60%	-13.42%
5-Year	1.03%	0.16%
10-Year	2.86%	2.42%
B Shares	w/o CDSC	w/CDSC
1-Year	-10.18%	-13.63%
5-Year	0.30%	0.14%
10-Year	2.25%	2.25%
C Shares	NAV
1-Year	-10.10%
5-Year	0.48%
10-Year	2.30%
I Shares	NAV
1-Year	-9.47%
5-Year	1.23%
10-Year	3.06%

Portfolio Statistics
Net Assets ($000)	$200,581
Average Effective Maturity on Securities (Years)	15.96
Average Duration	7.80

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.87%	0.87%	5/31/08
Class B	1.62%	1.62%	5/31/08
Class C	1.42%	1.42%	5/31/08
Class I	0.68%	0.67%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

Semi-Annual Report    Page 14

Fund Spotlight as of 11/30/08 Nuveen Missouri Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	20.0%
Health Care	16.4%
Tax Obligation/General	15.7%
U.S. Guaranteed	8.6%
Long-Term Care	5.6%
Consumer Staples	5.0%
Housing/Single Family	4.9%
Transportation	4.5%
Education and Civic Organizations	4.2%
Utilities	4.2%
Other	10.9%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$910.00	$907.60	$907.50	$912.00	$1,020.86	$1,017.10	$1,018.10	$1,021.86
Expenses Incurred During Period	$4.02	$7.60	$6.65	$3.07	$4.26	$8.04	$7.03	$3.24

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and ..64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 15

Fund Spotlight as of 11/30/08 Nuveen Ohio Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FOHTX	FOHBX	FOHCX	NXOHX
NAV	$10.19	$10.17	$10.16	$10.17
Latest Monthly Dividend[2]	$0.0380	$0.0315	$0.0335	$0.0400
Latest Capital Gain Distribution[3]	$0.0735	$0.0735	$0.0735	$0.0735
Inception Date	6/27/85	2/03/97	8/03/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-4.80%	-8.78%
5-Year	2.12%	1.26%
10-Year	3.35%	2.91%
B Shares	w/o CDSC	w/CDSC
1-Year	-5.55%	-9.17%
5-Year	1.35%	1.18%
10-Year	2.74%	2.74%
C Shares	NAV
1-Year	-5.34%
5-Year	1.57%
10-Year	2.79%
I Shares	NAV
1-Year	-4.60%
5-Year	2.32%
10-Year	3.55%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.47%	4.29%
30-Day Yield[4]	4.42%	—
SEC 30-Day Yield[4,5]	—	4.23%
Taxable-Equivalent Yield[5,6]	6.51%	6.23%
B Shares	NAV
Dividend Yield[4]	3.72%
30-Day Yield[4]	3.66%
Taxable-Equivalent Yield[6]	5.39%
C Shares	NAV
Dividend Yield[4]	3.96%
30-Day Yield[4]	3.86%
Taxable-Equivalent Yield[6]	5.68%
I Shares	NAV
Dividend Yield[4]	4.72%
SEC 30-Day Yield[4]	4.62%
Taxable-Equivalent Yield[6]	6.80%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-4.26%	-8.30%
5-Year	2.05%	1.18%
10-Year	3.39%	2.94%
B Shares	w/o CDSC	w/CDSC
1-Year	-4.91%	-8.57%
5-Year	1.30%	1.13%
10-Year	2.77%	2.77%
C Shares	NAV
1-Year	-4.80%
5-Year	1.50%
10-Year	2.83%
I Shares	NAV
1-Year	-4.05%
5-Year	2.25%
10-Year	3.59%

Portfolio Statistics
Net Assets ($000)	$468,019
Average Effective Maturity on Securities (Years)	14.06
Average Duration	6.90

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.93%	0.92%	5/31/08
Class B	1.67%	1.67%	5/31/08
Class C	1.48%	1.47%	5/31/08
Class I	0.73%	0.72%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.1%.

Semi-Annual Report    Page 16

Fund Spotlight as of 11/30/08 Nuveen Ohio Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/General	22.5%
U.S. Guaranteed	20.3%
Tax Obligation/Limited	12.8%
Health Care	8.7%
Utilities	8.1%
Education and Civic Organizations	7.1%
Water and Sewer	6.1%
Other	14.4%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$947.40	$943.60	$944.60	$948.40	$1,020.91	$1,017.15	$1,018.15	$1,021.91
Expenses Incurred During Period	$4.05	$7.70	$6.73	$3.08	$4.20	$7.99	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and ..63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 17

Fund Spotlight as of 11/30/08 Nuveen Wisconsin Municipal Bond Fund

Quick Facts
	A Shares	B Shares[1]	C Shares	I Shares[1]
Fund Symbol	FWIAX	FWIBX	FWICX	FWIRX
NAV	$9.12	$9.14	$9.13	$9.14
Latest Monthly Dividend[2]	$0.0310	$0.0250	$0.0265	$0.0325
Latest Capital Gain and Ordinary Income Distribution[3]	$0.0156	$0.0156	$0.0156	$0.0156
Inception Date	6/01/94	2/25/97	2/25/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/08
A Shares	NAV	Offer
1-Year	-7.14%	-11.06%
5-Year	1.42%	0.55%
10-Year	2.96%	2.52%
B Shares	w/o CDSC	w/CDSC
1-Year	-7.83%	-11.40%
5-Year	0.65%	0.48%
10-Year	2.34%	2.34%
C Shares	NAV
1-Year	-7.64%
5-Year	0.84%
10-Year	2.40%
I Shares	NAV
1-Year	-7.00%
5-Year	1.59%
10-Year	3.16%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[4]	4.08%	3.91%
30-Day Yield[4]	4.42%	—
SEC 30-Day Yield[4,5]	—	4.24%
Taxable-Equivalent Yield[5,6]	6.59%	6.32%
B Shares	NAV
Dividend Yield[4]	3.28%
30-Day Yield[4]	3.66%
Taxable-Equivalent Yield[6]	5.45%
C Shares	NAV
Dividend Yield[4]	3.48%
30-Day Yield[4]	3.86%
Taxable-Equivalent Yield[6]	5.75%
I Shares	NAV
Dividend Yield[4]	4.27%
SEC 30-Day Yield[4]	4.63%
Taxable-Equivalent Yield[6]	6.90%

Average Annual Total Returns as of 12/31/08
A Shares	NAV	Offer
1-Year	-6.35%	-10.32%
5-Year	1.42%	0.55%
10-Year	3.03%	2.59%
B Shares	w/o CDSC	w/CDSC
1-Year	-6.95%	-10.56%
5-Year	0.69%	0.52%
10-Year	2.42%	2.42%
C Shares	NAV
1-Year	-6.86%
5-Year	0.88%
10-Year	2.48%
I Shares	NAV
1-Year	-6.11%
5-Year	1.63%
10-Year	3.24%

Portfolio Statistics
Net Assets ($000)	$52,141
Average Effective Maturity on Securities (Years)	15.03
Average Duration	9.00

Expense Ratios

Share Class	Gross Expense Ratios	Net Expense Ratios	As of Date
Class A	0.88%	0.86%	5/31/08
Class B	1.63%	1.61%	5/31/08
Class C	1.43%	1.41%	5/31/08
Class I	0.68%	0.66%	5/31/08

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a custodian fee credit from the custodian bank whereby certain fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. There is no guarantee that the Fund will earn such credits in the future. Absent the credit, the Net Expense Ratios would be higher and total returns would be less.

1	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Fund or for purposes of dividend reinvestment. Effective December 31, 2008, the reinstatement privilege for Class B Shares will no longer be available. Effective May 1, 2008, Class R Shares were renamed Class I Shares. See the Fund’s prospectus for more information.

2	Paid December 1, 2008. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2008.

3	Paid December 5, 2007. Capital gains and/or ordinary income are subject to federal taxation.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

Semi-Annual Report    Page 18

Fund Spotlight as of 11/30/08 Nuveen Wisconsin Municipal Bond Fund

Bond Credit Quality1,2

Industries2

Tax Obligation/Limited	66.8%
U.S. Guaranteed	10.5%
Housing/Multifamily	9.0%
Utilities	6.6%
Other	7.1%
1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of November 30, 2008. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/08)	$921.60	$917.40	$918.20	$921.90	$1,020.86	$1,017.10	$1,018.10	$1,021.86
Expenses Incurred During Period	$4.05	$7.64	$6.68	$3.08	$4.26	$8.04	$7.03	$3.24

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and ..64% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report    Page 19

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 1.8%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$999,590

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – MBIA Insured	4/15 at 100.00	AA	1,159,116
2,200	Total Education and Civic Organizations			2,158,706
	Health Care – 21.2%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	A	938,750

2,000	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	2/09 at 100.00	N/R	1,768,300

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,531,303

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	4,868,540

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2007L, 4.750%, 11/15/36 – MBIA Insured	11/17 at 100.00	A2	1,392,700

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	1,724,320

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	BBB+	1,228,678

2,850	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	1,969,977

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A3	2,002,875
500	5.125%, 7/01/36	7/16 at 100.00	A3	364,890

1,075	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001, 5.000%, 8/15/15 – FSA Insured	8/11 at 100.00	AAA	1,084,965

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/09 at 100.00	AA	95,773

3,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2006, 5.000%, 9/01/36	9/16 at 100.00	A	2,318,940

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	4,664,515
29,355	Total Health Care			25,954,526
	Housing/Multifamily – 2.9%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 – RAAI Insured	4/09 at 102.00	BBB+	1,529,670
2,000	6.800%, 4/01/24 – RAAI Insured	4/09 at 102.00	BBB+	2,026,860
3,500	Total Housing/Multifamily			3,556,530
	Housing/Single Family – 16.8%

115	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	116,753

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,096,408

2,730	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2005A, 5.550%, 6/01/37 (Alternative Minimum Tax)	6/15 at 105.00	Aaa	2,356,400

155	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	161,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$145	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 – MBIA Insured (Alternative Minimum Tax)	12/09 at 105.00	Aaa	$147,407

4,755	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A1, 5.500%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,091,297

4,585	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,961,853

3,600	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,247,092

3,965	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2007B4, 5.550%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	3,425,879
23,185	Total Housing/Single Family			20,605,028
	Industrials – 1.5%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A–	799,090

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	2/09 at 100.50	AA	1,002,940
2,025	Total Industrials			1,802,030
	Long-Term Care – 2.4%

1,980	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	1,158,003

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	5/10 at 100.00	N/R	1,298,500

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	481,075
4,480	Total Long-Term Care			2,937,578
	Materials – 2.7%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	12/08 at 102.00	A	3,292,889
	Tax Obligation/General – 10.6%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,839,950

2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 – AGC Insured	9/18 at 100.00	Aa2	1,875,860

65	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AA	65,409

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – MBIA Insured	9/16 at 100.00	Aa3	1,484,790

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AA	1,023,781

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AA	920,150
330	5.375%, 7/01/28	7/11 at 100.00	BBB–	271,445

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,223,225

1,500	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AAA	1,487,985

1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA+	1,829,949
13,040	Total Tax Obligation/General			13,022,544

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited – 18.5%

$3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	A2		$3,179,760

1,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/20	3/14 at 100.00	AAA		1,021,700

3,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AA		2,869,470

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA		502,915

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – MBIA Insured	4/14 at 100.00	AA		1,155,595

3,900	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AA		3,864,276

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – MBIA Insured	10/11 at 100.00	AA		1,011,060

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AA		1,111,387

5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	A		4,120,850

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		2,021,460

2,250	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,886,085
23,945	Total Tax Obligation/Limited				22,744,558
	U.S. Guaranteed – 2.6% (4)

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32 (Pre-refunded 1/01/11)	1/11 at 101.00	N/R	(4)	1,998,684

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	5/09 at 100.00	A+	(4)	1,197,254
2,810	Total U.S. Guaranteed				3,195,938
	Utilities – 2.5%

1,225	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/18	1/09 at 101.00	N/R		1,042,536

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA		983,860

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – MBIA Insured	5/11 at 100.00	AA		979,140
3,225	Total Utilities				3,005,536
	Water and Sewer – 10.2%

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,303,151

5,000	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, State Match Program, Series 2008-CW, 5.000%, 11/01/24 (WI/DD, Settling 12/03/08)	1/13 at 100.00	AAA		4,951,100

5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	AA		5,266,361
12,800	Total Water and Sewer				12,520,612
$124,265	Total Long-Term Investments (cost $124,148,032) – 93.7%				114,796,475

Principal Amount (000)	Description (1)	Ratings (3)	Value

	Short-Term Investments – 2.3%

$2,845	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Deaconess Long Term Care, Series 2000C, Variable Rate Demand Obligations, 0.800%, 5/15/30 (5)	VMIG-1	$2,845,000

	Total Short-Term Investments (cost $2,845,000)		2,845,000

	Total Investments (cost $126,993,032) – 96.0%		117,641,475

	Other Assets Less Liabilities – 4.0%		4,952,113

	Net Assets – 100%		$122,593,588

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.9%

$4,505	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,266,125
	Education and Civic Organizations – 5.5%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	830,560

5,970	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	5,212,168

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AA	1,052,070

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,345	5.000%, 10/01/20 – AMBAC Insured	10/17 at 100.00	AA	1,364,597
2,675	5.000%, 10/01/21 – AMBAC Insured	10/17 at 100.00	AA	2,683,346
4,435	5.000%, 10/01/22 – AMBAC Insured	10/17 at 100.00	AA	4,414,998

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	1,193,745

2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	1,805,725

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	2,199,570
23,425	Total Education and Civic Organizations			20,756,779
	Health Care – 10.7%

3,000	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AAA	2,671,590

3,260	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center Project, Series 1997, 6.200%, 4/01/13	3/09 at 100.00	BBB–	3,205,688

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured	No Opt. Call	AA	2,096,213

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE Insured	2/09 at 100.00	A	7,737,275

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
3,500	5.850%, 10/01/17	4/09 at 101.00	BB–	2,785,055
1,500	5.875%, 10/01/22	4/09 at 101.00	BB–	1,103,775

6,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa1	4,199,340

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	1,638,326

16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	14,279,595

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	BBB+	728,090
55,335	Total Health Care			40,444,947
	Housing/Multifamily – 0.6%

3,130	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	2,448,787

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 1.9%

$230	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	$222,886

4,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	4,019,008

165	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	138,801

2,855	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	2,639,876
7,730	Total Housing/Single Family			7,020,571
	Long-Term Care – 1.8%

4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 – ACA Insured	8/09 at 101.00	N/R	5,063,463

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	1,904,980
6,840	Total Long-Term Care			6,968,443
	Materials – 0.6%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/09 at 100.00	BBB	2,182,906
	Tax Obligation/General – 9.3%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,770,452
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,213,038
1,700	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,666,306

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,085	6.000%, 12/01/27	12/17 at 100.00	N/R	1,018,739
1,605	6.250%, 12/01/32	12/17 at 100.00	N/R	1,525,392
2,190	6.500%, 12/01/37	12/17 at 100.00	N/R	2,109,934

2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA+	2,513,075

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AA+	1,271,444
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AA+	1,053,770

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,190,299

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AA+	2,974,980

5,000	Puerto Rico, General Obligation Bonds, Series 2004A, 5.250%, 7/01/21 – MBIA Insured	7/14 at 100.00	AA	4,442,200

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	895,180
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,693,897
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,133,440
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,564,322
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,303,415
35,545	Total Tax Obligation/General			35,339,883
	Tax Obligation/Limited – 27.6%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,277,686

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	Aa3	1,464,073
2,580	5.000%, 5/01/21 – FSA Insured	5/14 at 100.00	Aa3	2,561,063

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,471,768

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
$1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	$1,235,506
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,255,113

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – MBIA Insured	6/14 at 100.00	Aa3	2,146,091
3,510	5.000%, 6/01/18 – MBIA Insured	6/14 at 100.00	Aa3	3,552,085
3,690	5.000%, 6/01/19 – MBIA Insured	6/14 at 100.00	Aa3	3,704,059

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	N/R	674,115
1,000	6.000%, 6/01/30	6/10 at 102.00	N/R	807,110

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AA	1,926,160

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1:
2,000	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AAA	1,893,860
3,000	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AAA	2,801,220

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – MBIA Insured	No Opt. Call	AA	2,477,314

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	A1	996,630
2,845	5.000%, 11/01/23 – AMBAC Insured	11/13 at 100.00	A1	2,690,232

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – MBIA Insured	No Opt. Call	AA	2,089,120

5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – FSA Insured	No Opt. Call	AAA	5,415,550

10,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AA+	9,892,400

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
5,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AA+	5,503,874
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AA+	4,904,300

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – FSA Insured	7/11 at 100.00	AAA	4,061,480

2,060	Laurel County, Kentucky, School District Finance Corporation, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – FSA Insured	6/17 at 100.00	Aa3	1,914,193

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 – FSA Insured	6/14 at 100.00	Aa3	1,457,542
1,585	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	Aa3	1,589,533

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – FSA Insured	6/14 at 101.00	AAA	1,794,090

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,237,496

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 – MBIA Insured	5/14 at 100.00	Aa3	1,264,637
1,635	5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	Aa3	1,654,293
1,715	5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aa3	1,723,832

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3		$1,368,867

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19 (4)	No Opt. Call	A		554,750

2,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	A		2,535,787

590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – FSA Insured	7/12 at 100.00	AAA		514,002

3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – FSA Insured	No Opt. Call	AAA		3,181,942

5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured	No Opt. Call	BBB–		4,442,200

6,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AA		5,634,900

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aa3		1,331,630

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – FSA Insured	7/14 at 100.00	Aaa		2,168,787

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA		1,031,301
104,840	Total Tax Obligation/Limited				104,200,591
	Transportation – 5.3%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	AA		4,177,950
2,195	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AA		1,751,149

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – MBIA Insured (Alternative Minimum Tax)	3/13 at 100.00	AA		4,083,962

2,980	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2007B, 5.000%, 3/01/13 – SYNCORA GTY Insured (Alternative Minimum Tax)	No Opt. Call	AA		2,951,779

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		853,940

7,285	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3		6,205,290
23,550	Total Transportation				20,024,070
	U.S. Guaranteed – 12.7% (5)

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	A	(5)	2,066,138

5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29 (Pre-refunded 3/01/09)	3/09 at 102.00	BBB–	(5)	5,244,771

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(5)	1,774,141
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(5)	2,978,212

2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 102.00	N/R	(5)	2,127,500

5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29 (Pre-refunded 5/01/09)	5/09 at 101.00	N/R	(5)	6,090,644

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (5) (continued)

$1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 (Pre-refunded 10/01/12) – FSA Insured	10/12 at 100.00	AAA		$1,631,040

1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(5)	1,082,700

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	AA	(5)	422,560

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
2,795	5.000%, 8/01/22 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		3,116,425
5,085	5.000%, 8/01/25 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		5,669,775

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AA	(5)	5,524,450

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	Aa3	(5)	695,019

410	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	Aaa		449,504

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
245	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		273,356
2,755	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		3,073,864

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 100.00	AA	(5)	2,756,780

2,760	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. – Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(5)	2,869,075
44,550	Total U.S. Guaranteed				47,845,954
	Utilities – 12.4%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	A2		995,119

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Series 2007A:
4,000	5.000%, 9/01/37 – MBIA Insured	9/17 at 100.00	AA		3,349,840
4,500	5.250%, 9/01/42 – MBIA Insured	9/17 at 100.00	AA		3,851,325

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	A		6,608,396
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	A		5,740,929
5,810	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A		4,377,951
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A		5,243,546
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A		8,193,332

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AA		2,573,730

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AA		4,121,800

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – MBIA Insured	7/15 at 100.00	AA		2,018,240
60,260	Total Utilities				47,074,208
	Water and Sewer – 11.4%

3,795	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007, 5.000%, 8/01/24 – MBIA Insured	8/17 at 100.00	AA		3,722,022

1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 – AMBAC Insured	10/09 at 101.00	Baa1		1,439,057

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA–		991,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$4,990	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006, 5.000%, 11/15/29	11/16 at 100.00	AA+	$4,894,591

3,200	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/10 at 100.00	AA	2,946,848

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured	11/11 at 101.00	AA	15,406,080

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A:
7,365	5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AA	6,784,417
750	5.000%, 5/15/38 – FGIC Insured	5/14 at 101.00	AA	662,843

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	A2	6,453,515
45,730	Total Water and Sewer			43,301,183
$418,260	Total Investments (cost $408,111,972) – 100.7%			380,874,447

	Floating Rate Obligations – (2.0)%			(7,680,000)

	Other Assets Less Liabilities – 1.3%			5,088,994

	Net Assets – 100%			$378,283,441

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.2%

$2,450	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$1,784,556

835	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	605,375
3,285	Total Consumer Staples			2,389,931
	Education and Civic Organizations – 4.6%

630	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35	11/15 at 100.00	BBB	401,537

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AA	1,185,585
1,850	5.000%, 10/01/29 – MBIA Insured	10/13 at 100.00	AA	1,695,192

6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AA	5,756,092
9,860	Total Education and Civic Organizations			9,038,406
	Health Care – 6.9%

2,600	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A, 5.000%, 7/15/37	7/17 at 100.00	A	1,798,472

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	4/09 at 100.00	BBB–	859,130

1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/09 at 100.50	BBB	1,319,904

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	872,860

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37	5/15 at 100.00	BBB	624,160

1,400	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A, 5.000%, 5/15/26	5/15 at 100.00	Baa3	1,015,168

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – MBIA Insured	5/15 at 100.00	AA	1,461,160

3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/09 at 100.00	BB	3,179,621

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 – MBIA Insured	11/11 at 100.00	AA	795,230
2,000	5.250%, 11/15/35 – MBIA Insured	11/11 at 100.00	AA	1,533,880
17,230	Total Health Care			13,459,585
	Housing/Multifamily – 2.4%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	961,320

5,745	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,777,108
6,945	Total Housing/Multifamily			4,738,428
	Industrials – 0.9%

2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	1,716,840
	Long-Term Care – 1.7%

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25	5/15 at 100.00	N/R	673,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$2,695	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	1/09 at 100.00	BBB–	$2,394,696

	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/09 at 100.00	BBB	126,423
260	5.375%, 7/01/28	7/09 at 100.00	BBB	198,159
4,095	Total Long-Term Care			3,392,578
	Materials – 0.7%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,310,068
	Tax Obligation/General – 35.9%

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	AA+	654,423

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	734,352

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – FSA Insured	4/18 at 100.00	AAA	1,450,555

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA–	1,028,762

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
1,000	5.000%, 5/01/23 – MBIA Insured	5/15 at 100.00	AA	991,550
2,085	5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AA	2,049,722
1,000	5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AA	978,050

2,013	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 6.772%, 5/01/32 – MBIA Insured (IF)	5/17 at 100.00	AA	1,510,857

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AA	1,818,698

4,085	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/20 – AMBAC Insured	4/14 at 100.00	A	3,940,268

11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 – FGIC Insured	2/09 at 100.00	AA	10,104,927

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – FSA Insured	5/14 at 100.00	AAA	1,229,151

4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA–	4,171,737

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – MBIA Insured	5/17 at 100.00	AA	1,638,234

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA–	1,972,440

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured	5/14 at 100.00	AAA	987,460

1,215	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – FSA Insured	5/16 at 100.00	AAA	1,190,955

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – MBIA Insured	5/13 at 100.00	AA	1,315,886

840	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – FSA Insured	5/17 at 100.00	AAA	762,056

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA–	3,303,658

795	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/36 – FSA Insured	5/17 at 100.00	AAA	723,347

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,370	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AA	$1,352,560

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AA	651,020
1,020	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AA	615,835

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – MBIA Insured	8/17 at 100.00	Aa1	3,748,240

1,075	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 8.812%, 5/01/36 – FSA Insured (IF)	5/17 at 100.00	AAA	650,859

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AA	1,412,082

1,370	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – MBIA Insured	5/17 at 100.00	AA	1,268,456

1,675	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – FSA Insured	5/18 at 100.00	AAA	1,535,288

1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured	5/18 at 100.00	AAA	1,222,979

1,500	Wayland Union School District, Allegan County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/28 – FSA Insured	5/18 at 100.00	AAA	1,433,505

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – FSA Insured	11/14 at 100.00	AAA	1,210,410

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – FSA Insured	5/15 at 100.00	AAA	1,947,536

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AA	2,102,774

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – MBIA Insured	No Opt. Call	AA	5,405,494

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	AA	3,173,329
75,058	Total Tax Obligation/General			70,287,455
	Tax Obligation/Limited – 15.2%

930	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/09 at 100.00	A+	932,976

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – MBIA Insured	No Opt. Call	AA	2,581,802
3,295	0.000%, 6/01/18 – MBIA Insured	No Opt. Call	AA	1,979,241
1,650	6.875%, 6/01/24 – MBIA Insured	12/08 at 100.00	AA	1,711,199

3,955	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	N/R	3,792,845

	Michigan Building Authority, Revenue Bonds, Series 2006IA:
3,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AAA	869,190
1,500	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	400,710
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA	3,165,228

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	A	1,017,235

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,720	5.500%, 10/15/19	10/11 at 100.00	A+	2,696,771
5,000	5.000%, 10/15/24	10/11 at 100.00	A+	4,860,899

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	AA	3,684,252

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AA		$1,952,960
37,625	Total Tax Obligation/Limited				29,645,308
	Transportation – 0.7%

1,450	Kent County, Michigan, Airport Revenue Bonds, Series 1999, 5.000%, 1/01/25	1/09 at 101.00	AAA		1,415,490
	U.S. Guaranteed – 14.4% (4)

1,000	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.50	AAA		1,096,120

250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		271,570

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,225,720

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	AA	(4)	2,758,431

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	4,087,800

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA	(4)	1,045,890

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 –AMBAC Insured (ETM)	No Opt. Call	A	(4)	2,719,860

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(4)	81,134

4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA		4,228,759

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)	11/09 at 101.00	A1	(4)	2,323,178

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(4)	3,358,950

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	A	(4)	1,583,715

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA–	(4)	1,304,654
29,515	Total U.S. Guaranteed				28,085,781
	Utilities – 5.8%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – FSA Insured	7/13 at 100.00	AAA		1,006,880

2,130	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A, 5.000%, 7/01/32	7/18 at 100.00	AA–		1,971,549

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	A		954,990

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3		920,014

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A3		2,732,763

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	A3		1,101,860

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – MBIA Insured	No Opt. Call	AA		2,684,720
13,355	Total Utilities				11,372,776

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 10.4%

$2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – MBIA Insured	7/13 at 100.00	AA	$2,271,623

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	AA	2,412,650

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – MBIA Insured	7/15 at 100.00	AA+	3,723,640

3,500	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	3,172,155

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	1,633,369

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	2,153,705

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,064,894

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	1,008,610
23,205	Total Water and Sewer			20,440,646
$225,373	Total Investments (cost $208,294,361) – 100.8%			197,293,292

	Other Assets Less Liabilities – (0.8)%			(1,491,999)

	Net Assets – 100%			$195,801,293

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.1%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	A	$2,305,295
	Consumer Staples – 5.1%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/09 at 100.50	AA–	2,602,560

8,555	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	7,529,936
11,555	Total Consumer Staples			10,132,496
	Education and Civic Organizations – 4.3%

1,000	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AAA	861,770

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	12/08 at 102.00	A1	899,541

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,126,260

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – MBIA Insured	4/11 at 100.00	Baa1	1,374,756

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 – SYNCORA GTY Insured	4/17 at 100.00	A	2,398,521

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – MBIA Insured	4/11 at 100.00	Baa1	1,885,333
8,910	Total Education and Civic Organizations			8,546,181
	Energy – 1.4%

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, 4.900%, 5/01/38 (Mandatory put 7/01/13)	No Opt. Call	A3	2,859,660
	Health Care – 16.7%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,290	5.000%, 6/01/27	6/17 at 100.00	N/R	947,853
2,500	5.000%, 6/01/36	6/17 at 100.00	N/R	1,675,875

5,520	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	3,708,887

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,500	5.750%, 5/15/31	5/17 at 100.00	N/R	992,985
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	744,775
3,995	5.000%, 12/01/37	12/17 at 100.00	N/R	2,293,929

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	990,125

1,000	Missouri Health & Educational Facilities Authority, Saint Lukes Episcopal- Presbyterian Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured	6/11 at 101.00	AAA	980,600

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	951,390

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	924,600

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	5/09 at 100.00	Baa1	395,205

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
$1,500	5.250%, 2/15/18	2/09 at 101.00	BBB+	$1,377,735
1,300	5.250%, 2/15/28	2/09 at 101.00	BBB+	999,713

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,171,840

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	AA	1,055,192
2,955	0.000%, 9/01/21 – MBIA Insured	No Opt. Call	AA	1,398,040
3,915	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	AA	1,721,934

7,140	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	5,559,703

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	A	861,030

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
770	5.000%, 11/15/22	11/16 at 100.00	N/R	484,738
675	5.000%, 11/15/27	11/16 at 100.00	N/R	384,089
1,300	5.000%, 11/15/35	11/16 at 100.00	N/R	663,780

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/09 at 100.50	BBB	2,168,611
48,640	Total Health Care			33,452,629
	Housing/Multifamily – 3.8%

1,320	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,223,218

1,940	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,703,339

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
222	6.200%, 5/20/19	5/12 at 105.00	Aaa	239,693
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	910,494

2,285	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/09 at 101.00	N/R	1,885,833

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,575,603
8,547	Total Housing/Multifamily			7,538,180
	Housing/Single Family – 4.9%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
215	6.375%, 9/01/20 (Alternative Minimum Tax)	3/09 at 100.00	N/R	217,903
170	6.450%, 9/01/27 (Alternative Minimum Tax)	3/09 at 100.00	N/R	172,377

5	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	3/09 at 102.00	AAA	5,069

90	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/09 at 104.00	AAA	92,151

250	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	253,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$165	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	$167,259

1,970	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	1,894,549

3,840	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)	3/16 at 104.50	AAA	3,331,776

2,250	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AAA	1,729,418

2,675	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	No Opt. Call	AAA	2,070,183
11,630	Total Housing/Single Family			9,934,005
	Long-Term Care – 5.7%

2,250	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	1,534,185

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	5/09 at 102.00	N/R	3,029,995

2,525	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/32	8/17 at 100.00	N/R	1,671,626

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	Aa2	1,198,982

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/37	2/17 at 100.00	N/R	1,332,520

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,097,184

2,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	N/R	1,508,200
15,510	Total Long-Term Care			11,372,692
	Materials – 0.3%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	667,170
	Tax Obligation/General – 16.0%

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	2,148,060

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	545,918

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – FSA Insured	3/12 at 100.00	AAA	1,278,669

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	1,074,030

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – MBIA Insured	3/14 at 100.00	Aa2	1,461,223

3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	3,016,080

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	1,970,480

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,070	5.250%, 3/01/26 – FSA Insured	3/17 at 100.00	AAA	1,069,914
625	5.250%, 3/01/27 – FSA Insured	3/17 at 100.00	AAA	620,594

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,250	Nixa Reorganized School District R 02, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	$1,274,063

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,226,732

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,502,024

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	BBB+	917,190

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	783,218

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AA+	2,922,553
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AA+	2,991,150
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AA+	1,239,850

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AA	1,550,422

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – FSA Insured	3/14 at 100.00	AAA	1,487,338
31,625	Total Tax Obligation/General			32,079,508
	Tax Obligation/Limited – 20.4%

150	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 – RAAI Insured	4/09 at 100.00	BBB+	150,090

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – MBIA Insured	3/16 at 100.00	AA	1,261,285

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	BBB+	1,937,588

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	333,014

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	AA	1,006,993

1,390	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	1,368,719

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,132,118

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – SYNCORA GTY Insured	12/13 at 100.00	A–	2,646,930

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	1,886,453

500	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	416,530

2,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	1,657,520

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – MBIA Insured	3/09 at 100.00	AA	3,885,271

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A+	1,997,709

4,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	3,188,504

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured	3/10 at 101.00	AA	465,278

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – MBIA Insured	2/12 at 100.00	A1		$1,785,681

2,500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R		1,717,075

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB–		2,728,890

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A		1,017,374

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A1		1,743,381

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	A		3,057,528

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa3		2,452,750

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/14 at 100.00	N/R		498,927
1,600	5.500%, 11/01/27	11/14 at 100.00	N/R		1,172,928

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		1,319,544
47,290	Total Tax Obligation/Limited				40,828,080
	Transportation – 4.5%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	A		1,603,400

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R		896,390
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R		2,035,752

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – FSA Insured	7/13 at 100.00	AAA		3,534,560
1,000	5.250%, 7/01/18 – FSA Insured	7/13 at 100.00	AAA		1,006,020
9,850	Total Transportation				9,076,122
	U.S. Guaranteed – 8.7% (4)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		3,628,485

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – FSA Insured (ETM)	No Opt. Call	AAA		852,031

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(4)	2,820,600

770	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11 (ETM)	No Opt. Call	Aa2	(4)	813,605

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22 (Pre-refunded 8/15/12)	8/12 at 101.00	N/R	(4)	1,667,295

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded 3/01/10)	3/10 at 100.00	N/R	(4)	2,091,940

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	656,680
1,785	0.000%, 9/01/21 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	886,360
2,385	0.000%, 9/01/22 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,114,034

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	A	(4)	$2,187,300

750	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(4)	810,165
20,215	Total U.S. Guaranteed				17,528,495
	Utilities – 4.3%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AA–		2,533,633

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – SYNCORA GTY Insured	4/13 at 100.00	BBB–		1,012,344

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AA		1,715,820

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AA		3,274,703
8,935	Total Utilities				8,536,500
	Water and Sewer – 4.4%

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,845,331

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A		1,520,672

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA		2,087,864

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/09 at 100.00	BBB+		1,546,612

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005A, 5.000%, 7/01/25	7/15 at 100.00	Aaa		1,003,300

1,000	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A, 5.250%, 12/01/28 – MBIA Insured	12/11 at 100.00	Baa1		833,290
10,025	Total Water and Sewer				8,837,069
$239,957	Total Investments (cost $225,445,140) – 101.6%				203,694,082

	Floating Rate Obligations – (1.1)%				(2,225,000)

	Other Assets Less Liabilities – (0.5)%				(887,698)

	Net Assets – 100%				$200,581,384

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.9%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$2,000	5.875%, 6/01/30	6/17 at 100.00	BBB	$1,333,820
12,805	5.875%, 6/01/47	6/17 at 100.00	BBB	7,928,600

5,950	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	4,313,750
20,755	Total Consumer Staples			13,576,170
	Education and Civic Organizations – 7.1%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	AA	3,954,785

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AA–	2,436,195
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AA–	2,947,746
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AA–	3,075,644

1,600	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,370,064

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,755,460

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,026,362

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa2	764,980
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa2	714,160

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,237,415
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	A	985,005

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa2	1,030,920
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa2	1,542,991

2,000	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – MBIA Insured	12/16 at 100.00	AA	1,803,660

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	AA	1,870,081
1,900	5.000%, 12/01/23 – MBIA Insured	6/14 at 100.00	AA	1,824,399

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	A	1,665,754

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	A	1,260,446
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	A	941,454

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	A	1,019,342
34,895	Total Education and Civic Organizations			33,226,863
	Health Care – 8.7%

7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	5,991,650

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – FSA Insured	11/13 at 100.00	Aa3	1,046,213

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – MBIA Insured	2/09 at 100.00	AA	999,880

3,900	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	3,706,131

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$6,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	$4,270,320

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,022,450

130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	1/09 at 100.00	AA	130,012

3,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	2,551,260

785	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners, Series 1997B, 5.500%, 9/01/27 – MBIA Insured	3/09 at 101.00	AA	676,529

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	1,509,380

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – FSA Insured	2/09 at 102.00	AAA	4,089,480

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – MBIA Insured	No Opt. Call	AA	7,760,830

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	1,836,339

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	654,134

2,700	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	2,014,497

750	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	634,170

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	A3	892,716
45,965	Total Health Care			40,785,991
	Housing/Multifamily – 3.4%

1,015	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/09 at 103.00	N/R	723,411

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	2,728,990

2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	Aaa	2,721,771

1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aaa	1,445,913

4,285	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	2/09 at 102.00	Aa2	4,311,438

2,370	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	AAA	1,796,839

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	2,168,310
18,225	Total Housing/Multifamily			15,896,672
	Housing/Single Family – 0.5%

965	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.75	Aaa	912,436

1,995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	1,557,058
2,960	Total Housing/Single Family			2,469,494

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 2.7%

$360	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	$288,137

2,000	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/09 at 101.00	N/R	1,668,340

7,170	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/09 at 101.00	AA–	7,103,606

2,000	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	B+	1,564,320

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
445	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	435,766
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	625,172

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	965,899
13,670	Total Industrials			12,651,240
	Long-Term Care – 1.8%

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	5/09 at 100.00	Aaa	3,120,842

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	BBB+	1,662,880

3,930	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/37	1/17 at 100.00	BBB	2,457,547

1,210	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	1/09 at 100.00	Aa2	1,210,871
10,260	Total Long-Term Care			8,452,140
	Materials – 0.6%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A	889,140

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	1,992,620
3,000	Total Materials			2,881,760
	Tax Obligation/General – 22.4%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – MBIA Insured	No Opt. Call	AA	6,824,700
9,500	5.250%, 12/01/21 – MBIA Insured	12/08 at 100.00	AA	9,502,470

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	A2	484,380

1,895	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – MBIA Insured	No Opt. Call	AA	2,114,327

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	A2	1,065,170

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – MBIA Insured	6/15 at 100.00	AA	2,568,192

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,450,463

	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
125	8.500%, 12/01/08	No Opt. Call	N/R	125,048
130	8.500%, 12/01/09	No Opt. Call	N/R	135,645

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – FSA Insured	6/18 at 100.00	Aa2	$956,260

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,690,435

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,388,134

1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	1,030,840

1,245	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 – MBIA Insured	6/14 at 100.00	Aa3	1,284,255

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	A1	1,259,201

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	AA	936,140
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	AA	897,430

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – MBIA Insured	12/15 at 100.00	A1	946,270

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AA	1,090,395

3,160	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	3,128,463

3,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	3,089,765

225	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/08 at 100.00	Aa2	225,900

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – MBIA Insured	12/14 at 100.00	Aa3	4,015,854

2,425	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 – CIFG Insured	6/17 at 100.00	A	2,122,069

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – MBIA Insured	6/13 at 100.00	Aa3	1,259,408

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	AA	1,418,102

1,500	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – FSA Insured	No Opt. Call	AAA	1,478,715

670	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	12/08 at 100.00	Aa3	672,573

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – MBIA Insured	6/15 at 100.00	Aaa	1,004,400
1,480	5.000%, 12/01/24 – MBIA Insured	6/15 at 100.00	Aaa	1,471,934

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	587,567

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	AA	1,594,987

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/12 at 100.00	Baa2	950,340

1,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	1,824,893

1,000	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aa1	953,990

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	A2	890,210

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A2	1,385,099

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – FSA Insured	12/15 at 100.00	AAA	3,744,563
1,000	5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	AAA	987,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	$1,007,710

1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,064,220

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	741,140

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,059,117

1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	1,981,327

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,212,853

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 – SYNCORA GTY Insured	6/17 at 100.00	A	869,490

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	3,323,520

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/08 at 100.00	Aa1	30,069

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,459,595

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	N/R	3,666,344

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	Aa1	1,409,212
1,515	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	Aa1	1,542,997

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – FSA Insured	12/18 at 100.00	AAA	1,913,080
103,685	Total Tax Obligation/General			104,836,851
	Tax Obligation/Limited – 12.8%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AA+	5,162,537

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	787,531
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	890,375

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	11/13 at 102.00	AA	1,036,507

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	A3	1,692,436

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	A	1,186,000

5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	5,458,342

	Franklin County, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Convention Facilities Authority, Series 2007:
2,215	5.000%, 12/01/26	12/17 at 100.00	Aaa	2,143,478
2,000	5.000%, 12/01/27	12/17 at 100.00	Aaa	1,921,720

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – MBIA Insured	12/12 at 100.00	A3	1,176,749

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,209,449
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	2,372,304

10,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A2	9,151,400

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A2	928,389

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	A		$1,479,936

600	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – FSA Insured	4/09 at 100.00	AAA		602,010

1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – FSA Insured	4/12 at 100.00	AAA		1,046,892

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – FSA Insured	4/15 at 100.00	AAA		1,876,896

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured	4/15 at 100.00	AAA		3,111,989

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA		1,576,226

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA		1,058,610

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – FSA Insured	2/15 at 100.00	AAA		1,042,720

13,040	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – MBIA Insured	No Opt. Call	AA		11,861,572
66,060	Total Tax Obligation/Limited				59,774,068
	Transportation – 2.4%

1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	BBB+		780,330

10,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA		10,462,200
11,000	Total Transportation				11,242,530
	U.S. Guaranteed – 20.2% (4)

90	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)	12/09 at 100.00	N/R	(4)	93,857

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	750,687

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	3,786,521
3,590	5.000%, 12/01/27 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	3,974,740

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AA	(4)	1,371,062

7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		7,575,066

6,900	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24 (Pre-refunded 2/15/09)	2/09 at 101.00	A–	(4)	7,034,826

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB+	(4)	1,374,036

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 101.00	A3	(4)	1,055,010

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	1,285,908

3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aa1	(4)	3,632,613

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	A	(4)	610,895

670	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	5/09 at 100.00	A1	(4)	708,599

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 100.00	Aa3	(4)	$1,822,415

1,950	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center – Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(4)	2,026,362

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(4)	10,215,065

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	Aa2	(4)	5,767,978

2,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	2,593,604

	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AA	(4)	2,351,030
2,400	6.100%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AA	(4)	2,567,160

	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D:
1,330	5.950%, 2/01/23 (Pre-refunded 2/01/09)	2/09 at 102.00	Aa2	(4)	1,367,998
700	5.950%, 2/01/23 (Pre-refunded 2/01/09)	2/09 at 102.00	Aa2	(4)	719,999

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	AA–	(4)	3,325,860

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	A	(4)	1,077,300

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		4,089,309
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,729,510

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		5,643,524

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	445,340
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	3,401,284

1,825	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999, 5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA+	(4)	1,914,005

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	Aa3	(4)	1,696,616

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured (ETM)	No Opt. Call	A1	(4)	460,425

1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	A–	(4)	1,459,102

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	A1	(4)	1,324,783

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,646,745
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,668,702
92,925	Total U.S. Guaranteed				94,567,936
	Utilities – 8.1%

5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1		4,466,450

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – MBIA Insured	No Opt. Call	AA		1,241,861

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – MBIA Insured	No Opt. Call	AA		887,281

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)
$2,000	5.000%, 11/15/38 – MBIA Insured	5/18 at 100.00	AA	$1,703,720
7,500	0.000%, 11/15/38 – MBIA Insured	No Opt. Call	AA	1,073,550

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/09 at 100.00	Baa1	4,408,350

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	972,820
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	5,209,928
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	1,379,649
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	A1	3,072,093

10,850	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	3/09 at 102.00	N/R	8,568,788

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	AAA	1,044,142

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	3,914,453
53,840	Total Utilities			37,943,085
	Water and Sewer – 6.1%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – FSA Insured	No Opt. Call	Aa3	1,712,181

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AA+	4,127,756

865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A3	782,142

10,325	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – MBIA Insured	No Opt. Call	AA	10,207,811

2,105	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R	1,879,323

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,126,818

4,590	Marysville, Ohio, Wastewater Treatement System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	BBB+	3,210,843

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 – FSA Insured	6/18 at 100.00	AAA	521,568

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,350,681

3,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	3,511,550
30,515	Total Water and Sewer			28,430,673
$507,755	Total Investments (cost $494,459,525) – 99.7%			466,735,473

	Other Assets Less Liabilities – 0.3%			1,283,344

	Net Assets – 100%			$468,018,817

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 1.2%

$370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB-	$267,247

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	166,240

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	178,743
820	Total Education and Civic Organizations			612,230
	Health Care – 1.7%

385	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	2/09 at 100.00	AAA	385,705

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/09 at 100.00	AA	478,865
885	Total Health Care			864,570
	Housing/Multifamily – 8.8%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/09 at 101.00	N/R	650,079

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	468,141

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	3/09 at 100.00	AAA	856,260

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	2/09 at 101.00	N/R	193,998

1,000	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	AA-	928,300

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/09 at 100.00	AAA	461,235

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	3/09 at 100.00	N/R	296,367

1,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	747,630
5,245	Total Housing/Multifamily			4,602,010
	Housing/Single Family – 4.1%

50	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/09 at 100.00	N/R	50,025

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
1,250	4.900%, 11/01/35	5/15 at 100.00	AA	1,015,338
1,300	4.900%, 11/01/35 – AMBAC Insured	5/15 at 100.00	AA	1,055,951
2,600	Total Housing/Single Family			2,121,314
	Tax Obligation/General – 0.1%

95	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/09 at 100.00	B+	76,649
	Tax Obligation/Limited – 65.5%

1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,498,110

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

November 30, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	$1,895,020

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	99,621

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AA	351,621

500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	436,060

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	916,483

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	N/R	513,365

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	A1	1,929,100

1,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A1	886,120

275	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2005A, 4.600%, 8/01/22	8/15 at 100.00	A2	246,180

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	403,656
1,000	4.950%, 8/01/20	8/11 at 100.00	A	969,740

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,423,170

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	448,715
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	895,800

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	884,280

1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A3	1,263,570

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
2,500	5.500%, 7/01/25 – AGC Insured	No Opt. Call	AAA	2,444,050
2,000	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AA	1,540,140

1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	A	859,190

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A3	378,132
300	4.350%, 3/01/22	3/17 at 100.00	A3	275,958
280	4.500%, 3/01/24	3/17 at 100.00	A3	257,015
520	4.600%, 3/01/27	3/17 at 100.00	A3	472,155

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – MBIA Insured	No Opt. Call	AA	924,095
400	5.500%, 12/15/19 – MBIA Insured	No Opt. Call	AA	428,888
2,195	5.500%, 12/15/20 – MBIA Insured	No Opt. Call	AA	2,322,310
500	5.500%, 12/15/26 – MBIA Insured	No Opt. Call	AA	501,690

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,081,237

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2	1,084,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.625%, 10/01/25	4/09 at 101.00	BBB		$503,676

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	A3		994,850

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A3		950,070

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,900	5.250%, 12/15/23 – FSA Insured	No Opt. Call	AAA		2,951,356
500	5.250%, 12/15/27 – FSA Insured	No Opt. Call	AAA		495,825

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – FSA Insured	No Opt. Call	AAA		625,500
37,730	Total Tax Obligation/Limited				34,150,955
	U.S. Guaranteed – 10.3% (4)

700	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A, 5.800%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(4)	716,849

1,300	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A, 5.250%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(4)	1,327,677

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	2,212,980
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	1,106,490
5,000	Total U.S. Guaranteed				5,363,996
	Utilities – 6.4%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AA		857,910

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – MBIA Insured	7/17 at 100.00	AA		1,648,720

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	AA		860,100
4,000	Total Utilities				3,366,730
$56,375	Total Investments (cost $56,678,825) – 98.1%				51,158,454

	Other Assets Less Liabilities – 1.9%				982,197

	Net Assets – 100%				$52,140,651

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Please see the Portfolio Managers’ Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

November 30, 2008

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Assets
Investments, at value (cost $126,993,032, $408,111,972, $208,294,361, $225,445,140, $494,459,525 and $56,678,825, respectively)	$117,641,475	$380,874,447	$197,293,292	$203,694,082	$466,735,473	$51,158,454
Cash	7,723,352	728,097	—	487,704	—	306,747
Receivables:
Interest	1,982,645	5,161,352	1,926,491	3,090,709	9,405,175	927,023
Investments sold	625,000	—	—	—	730,000	—
Shares sold	137,554	563,528	466,038	380,739	305,664	3,024
Other assets	174	41,071	23,039	12,520	50,819	83
Total assets	128,110,200	387,368,495	199,708,860	207,665,754	477,227,131	52,395,331
Liabilities
Cash overdraft	—	—	3,003,627	—	7,156,600	—
Floating rate obligations	—	7,680,000	—	2,225,000	—	—
Payables:
Dividends	202,252	536,724	367,332	349,648	771,004	64,447
Investments purchased	5,000,000	—	—	1,534,890	—	—
Shares redeemed	200,819	490,858	327,683	2,785,117	815,555	138,863
Accrued expenses:
Management fees	55,391	169,133	89,464	92,402	208,134	24,199
12b-1 distribution and service fees	31,210	87,252	46,375	45,412	87,921	12,518
Other	26,940	121,087	73,086	51,901	169,100	14,653
Total liabilities	5,516,612	9,085,054	3,907,567	7,084,370	9,208,314	254,680
Net assets	$122,593,588	$378,283,441	$195,801,293	$200,581,384	$468,018,817	$52,140,651
Class A Shares
Net assets	$94,231,274	$324,905,613	$144,842,925	$173,068,462	$304,191,348	$43,247,973
Shares outstanding	10,071,361	32,838,813	14,199,753	18,117,270	29,859,416	4,742,630
Net asset value per share	$9.36	$9.89	$10.20	$9.55	$10.19	$9.12
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$9.77	$10.32	$10.65	$9.97	$10.63	$9.52
Class B Shares
Net assets	$3,751,415	$8,105,412	$3,161,160	$3,991,580	$8,941,870	$1,772,277
Shares outstanding	404,401	818,530	309,262	417,305	879,072	193,880
Net asset value and offering price per share	$9.28	$9.90	$10.22	$9.57	$10.17	$9.14
Class C Shares
Net assets	$20,562,449	$42,547,050	$30,914,692	$20,618,964	$48,277,653	$5,992,758
Shares outstanding	2,198,107	4,298,866	3,032,047	2,160,855	4,752,989	656,129
Net asset value and offering price per share	$9.35	$9.90	$10.20	$9.54	$10.16	$9.13
Class I Shares
Net assets	$4,048,450	$2,725,366	$16,882,516	$2,902,378	$106,607,946	$1,127,643
Shares outstanding	430,978	275,383	1,655,598	303,744	10,484,415	123,345
Net asset value and offering price per share	$9.39	$9.90	$10.20	$9.56	$10.17	$9.14

Net Assets Consist of:
Capital paid-in	$132,704,332	$403,655,026	$208,467,395	$222,101,934	$493,921,045	$57,750,434
Undistributed (Over-distribution of) net investment income	65,078	(594,387)	(6,439)	144,012	(49,091)	(7,985)
Accumulated net realized gain (loss) from investments and derivative transactions	(824,265)	2,460,327	(1,658,594)	86,496	1,870,915	(81,427)
Net unrealized appreciation (depreciation) of investments and derivative transactions	(9,351,557)	(27,237,525)	(11,001,069)	(21,751,058)	(27,724,052)	(5,520,371)
Net assets	$122,593,588	$378,283,441	$195,801,293	$200,581,384	$468,018,817	$52,140,651

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended November 30, 2008

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Investment Income	$3,218,107	$10,369,587	$5,560,398	$5,831,860	$12,857,325	$1,428,956
Expenses
Management fees	341,638	1,073,446	561,012	586,226	1,308,824	158,032
12b-1 service fees – Class A	96,738	349,970	153,462	189,699	325,241	48,616
12b-1 distribution and service fees – Class B	20,021	42,668	17,042	23,667	49,639	9,517
12b-1 distribution and service fees – Class C	79,633	169,946	127,379	79,758	188,502	24,284
Shareholders’ servicing agent fees and expenses	26,599	88,411	57,970	44,555	132,010	12,049
Interest expense on floating rate obligations	—	97,849	—	27,732	—	—
Custodian’s fees and expenses	14,112	45,677	26,470	18,423	61,301	8,079
Trustees’ fees and expenses	1,237	4,510	2,087	2,209	4,921	745
Professional fees	5,788	9,250	7,918	8,276	15,820	5,202
Shareholders’ reports – printing and mailing expenses	7,100	23,158	18,204	13,560	38,861	3,978
Federal and state registration fees	3,159	4,513	4,763	4,613	3,850	3,960
Other expenses	1,054	4,132	2,540	2,470	5,878	639
Total expenses before custodian fee credit	597,079	1,913,530	978,847	1,001,188	2,134,847	275,101
Custodian fee credit	(11,585)	(6,088)	(5,127)	(8,509)	(6,822)	(5,363)
Net expenses	585,494	1,907,442	973,720	992,679	2,128,025	269,738
Net investment income	2,632,613	8,462,145	4,586,678	4,839,181	10,729,300	1,159,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(793,712)	281,168	(1,897,847)	(1,063,608)	(61,252)	(88,772)
Forward swaps	—	369,926	181,473	—	—	—
Futures	—	907,789	—	—	1,089,084	—
Change in net unrealized appreciation (depreciation) of:
Investments	(10,401,466)	(35,869,561)	(16,769,685)	(24,129,686)	(38,913,559)	(5,912,098)
Forward swaps	—	(336,570)	(165,110)	—	—	—
Futures	—	23,058	—	—	35,297	—
Net realized and unrealized gain (loss)	(11,195,178)	(34,624,190)	(18,651,169)	(25,193,294)	(37,850,430)	(6,000,870)
Net increase (decrease) in net assets from operations	$(8,562,565)	$(26,162,045)	$(14,064,491)	$(20,354,113)	$(27,121,130)	$(4,841,652)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Kansas		Kentucky
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$2,632,613	$5,014,891	$8,462,145	$17,269,160
Net realized gain (loss) from:
Investments	(793,712)	159,653	281,168	1,236,154
Forward swaps	—	—	369,926	172,852
Futures	—	—	907,789	(45,316)
Change in net unrealized appreciation (depreciation) of:
Investments	(10,401,466)	(2,028,472)	(35,869,561)	(8,318,930)
Forward swaps	—	—	(336,570)	681,583
Futures	—	—	23,058	(23,058)
Net increase (decrease) in net assets from operations	(8,562,566)	3,146,072	(26,162,045)	10,972,445
Distributions to Shareholders
From net investment income:
Class A	(2,087,765)	(3,898,113)	(7,291,819)	(15,125,455)
Class B	(73,989)	(171,165)	(153,395)	(354,402)
Class C	(400,069)	(746,135)	(815,796)	(1,594,319)
Class I (1)	(94,587)	(150,553)	(61,642)	(124,292)
From accumulated net realized gains:
Class A	—	(222,644)	—	(846,835)
Class B	—	(11,930)	—	(24,032)
Class C	—	(48,489)	—	(103,359)
Class I (1)	—	(7,651)	—	(6,179)
Decrease in net assets from distributions to shareholders	(2,656,410)	(5,256,680)	(8,322,652)	(18,178,873)
Fund Share Transactions
Proceeds from sale of shares	18,336,665	15,985,702	14,905,568	28,462,533
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,444,666	2,766,399	4,947,391	10,811,242
	19,781,331	18,752,101	19,852,959	39,273,775
Cost of shares redeemed	(10,332,185)	(20,626,797)	(28,983,666)	(65,614,415)
Net increase (decrease) in net assets from Fund share transactions	9,449,146	(1,874,696)	(9,130,707)	(26,340,640)
Net increase (decrease) in net assets	(1,769,829)	(3,985,304)	(43,615,404)	(33,547,068)
Net assets at the beginning of period	124,363,417	128,348,721	421,898,845	455,445,913
Net assets at the end of period	$122,593,588	$124,363,417	$378,283,441	$421,898,845
Undistributed (Over-distribution of) net investment income at the end of period	$65,078	$88,875	$(594,387)	$(733,880)

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

	Michigan		Missouri
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$4,586,678	$9,132,698	$4,839,181	$9,958,344
Net realized gain (loss) from:
Investments	(1,897,847)	807,050	(1,063,608)	1,133,166
Forward swaps	181,473	(107,121)	—	—
Futures	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(16,769,685)	(5,591,169)	(24,129,686)	(7,408,671)
Forward swaps	(165,110)	387,285	—	—
Futures	—	—	—	—
Net increase (decrease) in net assets from operations	(14,064,491)	4,628,743	(20,354,113)	3,682,839
Distributions to Shareholders
From net investment income:
Class A	(3,282,056)	(6,824,038)	(4,123,851)	(8,773,478)
Class B	(63,070)	(149,335)	(87,921)	(221,642)
Class C	(632,118)	(1,316,103)	(412,056)	(764,474)
Class I (1)	(412,609)	(863,423)	(69,861)	(107,073)
From accumulated net realized gains:
Class A	—	(464,003)	—	(385,340)
Class B	—	(12,411)	—	(11,873)
Class C	—	(103,052)	—	(37,270)
Class I (1)	—	(55,534)	—	(4,173)
Decrease in net assets from distributions to shareholders	(4,389,853)	(9,787,899)	(4,693,689)	(10,305,323)
Fund Share Transactions
Proceeds from sale of shares	24,082,737	27,724,194	14,506,327	13,915,200
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,112,965	4,740,621	2,563,267	5,536,884
	26,195,702	32,464,815	17,069,594	19,452,084
Cost of shares redeemed	(30,629,706)	(40,986,096)	(17,115,376)	(45,350,476)
Net increase (decrease) in net assets from Fund share transactions	(4,434,004)	(8,521,281)	(45,782)	(25,898,392)
Net increase (decrease) in net assets	(22,888,348)	(13,680,437)	(25,093,584)	(32,520,876)
Net assets at the beginning of period	218,689,641	232,370,078	225,674,968	258,195,844
Net assets at the end of period	$195,801,293	$218,689,641	$200,581,384	$225,674,968
Undistributed (Over-distribution of) net investment income at the end of period	$(6,439)	$(203,264)	$144,012	$(1,480)

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)

	Ohio		Wisconsin
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Operations
Net investment income	$10,729,300	$21,739,437	$1,159,218	$2,019,060
Net realized gain (loss) from:
Investments	(61,252)	3,284,990	(88,772)	5,579
Forward swaps	—	—	—	—
Futures	1,089,084	(89,407)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(38,913,559)	(12,303,422)	(5,912,098)	(663,813)
Forward swaps	—	—	—	—
Futures	35,297	(35,297)	—	—
Net increase (decrease) in net assets from operations	(27,121,130)	12,596,301	(4,841,652)	1,360,826
Distributions to Shareholders
From net investment income:
Class A	(6,918,266)	(14,068,873)	(929,585)	(1,730,913)
Class B	(180,688)	(452,727)	(30,630)	(67,666)
Class C	(938,752)	(1,758,809)	(105,614)	(197,970)
Class I (1)	(2,523,316)	(5,218,539)	(26,765)	(59,646)
From accumulated net realized gains:
Class A	—	(2,246,642)	—	(70,460)
Class B	—	(88,049)	—	(3,205)
Class C	—	(321,871)	—	(9,120)
Class I (1)	—	(787,894)	—	(2,416)
Decrease in net assets from distributions to shareholders	(10,561,022)	(24,943,404)	(1,092,594)	(2,141,396)
Fund Share Transactions
Proceeds from sale of shares	29,626,829	54,114,008	4,794,031	14,979,855
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,825,352	14,585,776	651,833	1,333,633
	35,452,181	68,699,784	5,445,864	16,313,488
Cost of shares redeemed	(47,458,479)	(75,202,035)	(8,203,169)	(6,449,792)
Net increase (decrease) in net assets from Fund share transactions	(12,006,298)	(6,502,251)	(2,757,305)	9,863,696
Net increase (decrease) in net assets	(49,688,450)	(18,849,354)	(8,691,551)	9,083,126
Net assets at the beginning of period	517,707,267	536,556,621	60,832,202	51,749,076
Net assets at the end of period	$468,018,817	$517,707,267	$52,140,651	$60,832,202
Undistributed (Over-distribution of) net investment income at the end of period	$(49,091)	$(217,369)	$(7,985)	$(74,609)

(1)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investing primarily in diversified portfolios of quality municipal bonds. Each Fund may also invest up to 20% of their net assets in below investment grade (“high yield”, “high-risk” or “junk”) municipal bonds.

Effective May 1, 2008, the following policy changes are applicable to the Funds:

•

Class B Shares will only be issued (i) upon the exchange of Class B Shares from another Nuveen fund, (ii) for purposes of dividend reinvestment, and (iii) through December 31, 2008, for defined contribution plans and investors using automatic investment plans with investments in Class B Shares as of March 31, 2008. The reinstatement privilege for Class B Shares will no longer be available as of December 31, 2008.

•

Class R Shares have been renamed Class I Shares and are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I Shares and (iii) purchase by limited categories of investors.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for an investment or derivative instrument, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2008, Kansas had outstanding when issued/delayed delivery purchase commitments of $5,000,000. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50 percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Notes to Financial Statements (Unaudited) (continued)

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN  48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended November 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Each Fund offers Class A, C and I Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates is included as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2008, Kentucky, Michigan and Missouri invested in externally-deposited inverse floaters and/or self-deposited inverse floaters. Kansas, Ohio and Wisconsin did not invest in any such instruments during the six months ended November 30, 2008.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is included as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2008, the Funds were not invested in any externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2008, were as follows:

	Kentucky	Missouri
Average floating rate obligations	$7,680,000	$2,225,000
Average annual interest rate and fees	2.54%	2.49%

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Kentucky and Michigan invested in forward interest rate swap transactions during the six months ended November 30, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin, when applicable. Kentucky and Ohio invested in futures contracts during the six months ended November 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at

Notes to Financial Statements (Unaudited) (continued)

maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit   risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2008:

Kansas	Level 1	Level 2	Level 3	Total
Investments	$ —	$117,641,475	$ —	$117,641,475

Kentucky	Level 1	Level 2	Level 3	Total
Investments	$ —	$380,874,447	$ —	$380,874,447

Michigan	Level 1	Level 2	Level 3	Total
Investments	$ —	$197,293,292	$ —	$197,293,292

Missouri	Level 1	Level 2	Level 3	Total
Investments	$ —	$203,694,082	$ —	$203,694,082

Ohio	Level 1	Level 2	Level 3	Total
Investments	$ —	$466,735,473	$ —	$466,735,473

Wisconsin	Level 1	Level 2	Level 3	Total
Investments	$ —	$51,158,454	$ —	$51,158,454

3. Fund Shares

Transactions in Fund shares were as follows:

	Kansas
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,550,381	$15,344,464	1,010,280	$10,442,515
Class A – automatic conversion of Class B shares	20,194	204,849	30,371	313,454
Class B	138	1,344	17,029	174,237
Class C	248,563	2,470,108	326,896	3,378,206
Class I	31,847	315,900	163,363	1,677,290
Shares issued to shareholders due to reinvestment of distributions:
Class A	120,299	1,175,030	212,746	2,192,803
Class B	4,016	38,943	9,055	92,608
Class C	21,116	206,437	42,141	434,332
Class I	2,471	24,256	4,515	46,656
	1,999,025	19,781,331	1,816,396	18,752,101
Shares redeemed:
Class A	(832,856)	(8,150,433)	(1,411,249)	(14,547,592)
Class B	(44,855)	(443,574)	(96,205)	(987,602)
Class B – automatic conversion to Class A shares	(20,371)	(204,849)	(30,632)	(313,454)
Class C	(133,414)	(1,318,341)	(399,577)	(4,125,958)
Class I	(21,283)	(214,988)	(62,422)	(652,191)
	(1,052,779)	(10,332,185)	(2,000,085)	(20,626,797)
Net increase (decrease)	946,246	$9,449,146	(183,689)	$(1,874,696)

	Kentucky
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,118,997	$11,746,585	1,872,810	$20,386,170
Class A – automatic conversion of Class B shares	10,942	113,354	117,432	1,281,429
Class B	2,560	25,549	14,742	160,002
Class C	284,921	2,988,246	583,345	6,334,100
Class I	3,152	31,834	27,826	300,832
Shares issued to shareholders due to reinvestment of distributions:
Class A	418,136	4,314,328	862,730	9,368,364
Class B	10,771	111,328	25,975	282,368
Class C	46,187	476,709	98,125	1,065,450
Class I	4,363	45,026	8,758	95,060
	1,900,029	19,852,959	3,611,743	39,273,775
Shares redeemed:
Class A	(2,345,130)	(24,363,578)	(4,996,193)	(54,349,957)
Class B	(81,251)	(848,399)	(253,445)	(2,757,000)
Class B – automatic conversion to Class A shares	(10,932)	(113,354)	(117,397)	(1,281,429)
Class C	(351,510)	(3,656,426)	(616,907)	(6,697,468)
Class I	(187)	(1,909)	(48,488)	(528,561)
	(2,789,010)	(28,983,666)	(6,032,430)	(65,614,415)
Net increase (decrease)	(888,981)	$(9,130,707)	(2,420,687)	$(26,340,640)

Notes to Financial Statements (Unaudited) (continued)

	Michigan
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,118,230	$22,494,634	2,038,746	$22,978,961
Class A – automatic conversion of Class B shares	18,614	203,397	10,060	114,165
Class B	1,074	11,448	25,413	287,094
Class C	115,095	1,227,400	304,327	3,434,514
Class I	13,596	145,858	81,171	909,460
Shares issued to shareholders due to reinvestment of distributions:
Class A	142,172	1,507,498	296,174	3,335,734
Class B	2,464	26,190	6,283	70,963
Class C	25,611	271,708	56,567	636,792
Class I	28,988	307,569	61,902	697,132
	2,465,844	26,195,702	2,880,643	32,464,815
Shares redeemed:
Class A	(2,402,115)	(25,540,214)	(2,872,765)	(32,348,827)
Class B	(40,862)	(441,071)	(80,367)	(907,452)
Class B – automatic conversion to Class A shares	(18,563)	(203,397)	(10,036)	(114,165)
Class C	(321,939)	(3,399,276)	(461,900)	(5,211,995)
Class I	(100,283)	(1,045,748)	(213,874)	(2,403,657)
	(2,883,762)	(30,629,706)	(3,638,942)	(40,986,096)
Net increase (decrease)	(417,918)	$(4,434,004)	(758,299)	$(8,521,281)

	Missouri
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,030,136	$10,599,548	844,808	$9,215,168
Class A – automatic conversion of Class B shares	18,125	191,035	20,668	226,551
Class B	291	2,959	6,292	68,725
Class C	288,079	2,906,215	326,347	3,532,621
Class I	77,351	806,570	79,579	872,135
Shares issued to shareholders due to reinvestment of distributions:
Class A	227,765	2,305,803	459,748	4,984,678
Class B	5,820	59,182	14,228	154,396
Class C	18,409	186,028	34,880	377,709
Class I	1,210	12,254	1,854	20,101
	1,667,186	17,069,594	1,788,404	19,452,084
Shares redeemed:
Class A	(1,400,208)	(14,010,185)	(3,706,773)	(40,359,989)
Class B	(109,319)	(1,117,163)	(127,318)	(1,381,458)
Class B – automatic conversion to Class A shares	(18,108)	(191,035)	(20,649)	(226,551)
Class C	(155,596)	(1,570,659)	(281,372)	(3,049,318)
Class I	(22,413)	(226,334)	(30,387)	(333,160)
	(1,705,644)	(17,115,376)	(4,166,499)	(45,350,476)
Net increase (decrease)	(38,458)	$(45,782)	(2,378,095)	$(25,898,392)

	Ohio
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,193,248	$23,406,190	3,814,941	$42,363,851
Class A – automatic conversion of Class B shares	79,637	843,476	129,281	1,441,097
Class B	12,586	130,117	16,736	186,273
Class C	376,519	3,990,794	753,868	8,353,604
Class I	118,720	1,256,252	159,843	1,769,183
Shares issued to shareholders due to reinvestment of distributions:
Class A	326,131	3,440,251	763,250	8,478,810
Class B	8,323	87,752	26,244	291,409
Class C	39,096	411,131	86,839	961,774
Class I	179,105	1,886,218	437,624	4,853,783
	3,333,365	35,452,181	6,188,626	68,699,784
Shares redeemed:
Class A	(3,557,328)	(37,611,788)	(4,658,244)	(51,809,147)
Class B	(116,939)	(1,236,130)	(293,633)	(3,262,361)
Class B – automatic conversion to Class A shares	(79,765)	(843,476)	(129,513)	(1,441,097)
Class C	(283,055)	(2,988,772)	(593,349)	(6,584,562)
Class I	(449,365)	(4,778,313)	(1,088,409)	(12,104,868)
	(4,486,452)	(47,458,479)	(6,763,148)	(75,202,035)
Net increase (decrease)	(1,153,087)	$(12,006,298)	(574,522)	$(6,502,251)

	Wisconsin
	Six Months Ended 11/30/08		Year Ended 5/31/08
	Shares	Amount	Shares	Amount
Shares sold:
Class A	443,624	$4,347,030	1,212,481	$12,229,534
Class A – automatic conversion of Class B shares	8,497	78,090	9,563	97,565
Class B	11	111	8,755	88,111
Class C	36,092	361,438	195,701	1,996,742
Class I	728	7,362	55,776	567,903
Shares issued to shareholders due to reinvestment of distributions:
Class A	56,059	535,353	107,255	1,083,809
Class B	2,253	21,593	5,002	50,689
Class C	7,369	70,499	13,605	137,742
Class I	2,535	24,388	6,058	61,393
	557,168	5,445,864	1,614,196	16,313,488
Shares redeemed:
Class A	(783,459)	(7,395,723)	(439,662)	(4,416,336)
Class B	(14,843)	(146,024)	(29,396)	(301,573)
Class B – automatic conversion to Class A shares	(8,479)	(78,090)	(9,544)	(97,565)
Class C	(31,628)	(303,197)	(147,304)	(1,498,302)
Class I	(28,765)	(280,135)	(13,255)	(136,016)
	(867,174)	(8,203,169)	(639,161)	(6,449,792)
Net increase (decrease)	(310,006)	$(2,757,305)	975,035	$9,863,696

4. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2008, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Purchases	$16,157,114	$16,119,631	$10,857,527	$20,928,752	$14,481,452	$4,548,400
Sales and maturities	12,609,490	26,480,958	15,064,688	17,960,428	18,113,025	6,012,740

Notes to Financial Statements (Unaudited) (continued)

5. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2008, the cost of investments was as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Cost of investments	$126,988,711	$400,432,777	$208,381,447	$223,183,770	$493,854,717	$56,677,224

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Gross unrealized:
Appreciation	$1,242,430	$6,052,884	$4,071,714	$3,010,454	$9,762,271	$318,053
Depreciation	(10,589,666)	(33,289,748)	(15,159,869)	(24,723,678)	(36,881,515)	(5,836,823)
Net unrealized appreciation (depreciation) of investments	$(9,347,236)	$(27,236,864)	$(11,088,155)	$(21,713,224)	$(27,119,244)	$(5,518,770)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2008, the Funds’ last tax year end, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Undistributed net tax-exempt income*	$487,066	$633,547	$390,445	$745,258	$985,260	$103,069
Undistributed net ordinary income**	—	142,527	—	—	69,663	—
Undistributed net long-term capital gains	—	768,725	261,564	1,150,105	738,121	5,442

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2008, paid on June 2, 2008.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2008, was designated for purposes of the dividends paid deduction as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Distributions from net tax-exempt income	$4,960,322	$17,282,866	$9,202,754	$9,947,694	$21,567,276	$2,033,655
Distributions from net ordinary income**	—	15,941	—	8,048	—	3,277
Distributions from net long-term capital gains	289,831	964,464	635,000	438,656	3,444,456	81,923
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The following Fund has elected to defer net realized losses from investments incurred from November 1, 2007 through May 31, 2008, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

Kansas
Post-October capital losses	$11,461

6. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the following table. As of November 30, 2008, the complex-level fee rate was .2000%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily net assets of all Nuveen funds, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such funds but to exclude assets attributable to investments in other Nuveen funds.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding .75% of the average daily net assets. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2008, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Sales charges collected	$189,136	$202,216	$80,245	$126,555	$184,042	$24,168
Paid to financial intermediaries	168,829	173,560	70,533	114,829	161,753	20,649

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2008, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Commission advances	$72,463	$46,765	$24,889	$75,921	$76,340	$3,563

Notes to Financial Statements (Unaudited) (continued)

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2008, the Distributor retained such 12b-1 fees as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
12b-1 fees retained	$28,362	$55,614	$28,248	$29,427	$71,875	$13,225

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2008, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
CDSC retained	$8,803	$10,106	$4,521	$21,208	$4,667	$602

7. New Accounting Pronouncement

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161 (SFAS No. 161)

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of November 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 26, 2008, to shareholders of record on December 23, 2008, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Dividend per share:
Class A	$.0355	$.0365	$.0385	$.0375	$.0380	$.0310
Class B	.0290	.0300	.0320	.0315	.0315	.0250
Class C	.0310	.0315	.0340	.0330	.0335	.0265
Class I	.0370	.0380	.0405	.0395	.0400	.0325

The following Funds also declared capital gain and/or net ordinary income distributions, for each share class, which were paid on December 5, 2008, to shareholders of record on December 3, 2008, as follows:

	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Capital gains distribution per share	$.0463	$.0137	$.0547	$.0302	$.0051
Net ordinary income distribution per share*	.0238	—	—	.0111	—

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Financial Highlights (Unaudited)

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

KANSAS
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (1/92)
2009(f)	$10.23	$.21	$(.87)	$(.66)	$(.21)	$—	$(.21)	$9.36	(6.49)%
2008	10.40	.43	(.16)	.27	(.42)	(.02)	(.44)	10.23	2.70
2007	10.38	.42	.01	.43	(.41)	—	(.41)	10.40	4.22
2006	10.66	.42	(.29)	.13	(.41)	—	(.41)	10.38	1.28
2005	10.20	.44	.46	.90	(.44)	—	(.44)	10.66	8.95
2004	10.77	.46	(.57)	(.11)	(.46)	—	(.46)	10.20	(1.02)
Class B (2/97)
2009(f)	10.14	.17	(.86)	(.69)	(.17)	—	(.17)	9.28	(6.83)
2008	10.31	.35	(.16)	.19	(.34)	(.02)	(.36)	10.14	1.95
2007	10.30	.34	.01	.35	(.34)	—	(.34)	10.31	3.38
2006	10.58	.34	(.28)	.06	(.34)	—	(.34)	10.30	.54
2005	10.12	.36	.46	.82	(.36)	—	(.36)	10.58	8.21
2004	10.69	.38	(.57)	(.19)	(.38)	—	(.38)	10.12	(1.77)
Class C (2/97)
2009(f)	10.23	.18	(.87)	(.69)	(.19)	—	(.19)	9.35	(6.85)
2008	10.40	.37	(.15)	.22	(.37)	(.02)	(.39)	10.23	2.17
2007	10.38	.37	.01	.38	(.36)	—	(.36)	10.40	3.69
2006	10.67	.37	(.30)	.07	(.36)	—	(.36)	10.38	.67
2005	10.21	.38	.46	.84	(.38)	—	(.38)	10.67	8.39
2004	10.78	.40	(.56)	(.16)	(.41)	—	(.41)	10.21	(1.53)
Class I (2/97)(g)
2009(f)	10.27	.22	(.88)	(.66)	(.22)	—	(.22)	9.39	(6.46)
2008	10.45	.45	(.16)	.29	(.45)	(.02)	(.47)	10.27	2.83
2007	10.42	.45	.02	.47	(.44)	—	(.44)	10.45	4.54
2006	10.71	.45	(.30)	.15	(.44)	—	(.44)	10.42	1.41
2005	10.24	.46	.47	.93	(.46)	—	(.46)	10.71	9.26
2004	10.82	.48	(.58)	(.10)	(.48)	—	(.48)	10.24	(.89)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$94,231.83		%*	.83	%*	4.26	%*	.83	%*	.83	%*	4.26	%*	.82	%*	.82	%*	4.28	%*	11%
94,259.87			.87		4.12		.87		.87		4.12		.86		.86		4.12		16
97,477.85			.85		4.03		.85		.85		4.03		.84		.84		4.04		22
100,128.86			.86		4.02		.86		.86		4.02		.84		.84		4.03		18
97,861.88			.88		4.17		.88		.88		4.17		.87		.87		4.18		21
91,744.90			.90		4.36		.90		.90		4.36		.89		.89		4.37		11

3,751	1.58	*	1.58	*	3.51	*	1.58	*	1.58	*	3.51	*	1.57	*	1.57	*	3.52	*	11
4,721	1.62		1.62		3.37		1.62		1.62		3.37		1.61		1.61		3.37		16
5,840	1.61		1.61		3.28		1.61		1.61		3.28		1.59		1.59		3.29		22
7,379	1.61		1.61		3.26		1.61		1.61		3.26		1.59		1.59		3.28		18
10,031	1.63		1.63		3.42		1.63		1.63		3.42		1.61		1.61		3.43		21
11,001	1.64		1.64		3.61		1.64		1.64		3.61		1.64		1.64		3.62		11

20,562	1.38	*	1.38	*	3.71	*	1.38	*	1.38	*	3.71	*	1.37	*	1.37	*	3.73	*	11
21,090	1.42		1.42		3.57		1.42		1.42		3.57		1.41		1.41		3.57		16
21,767	1.40		1.40		3.48		1.40		1.40		3.48		1.39		1.39		3.50		22
22,736	1.41		1.41		3.47		1.41		1.41		3.47		1.39		1.39		3.48		18
22,836	1.43		1.43		3.62		1.43		1.43		3.62		1.42		1.42		3.63		21
23,656	1.45		1.45		3.81		1.45		1.45		3.81		1.44		1.44		3.82		11

4,048.63		*	.63	*	4.46	*	.63	*	.63	*	4.46	*	.62	*	.62	*	4.48	*	11
4,293.67			.67		4.31		.67		.67		4.31		.66		.66		4.32		16
3,264.65			.65		4.23		.65		.65		4.23		.63		.63		4.25		22
1,560.66			.66		4.22		.66		.66		4.22		.64		.64		4.23		18
1,449.68			.68		4.37		.68		.68		4.37		.67		.67		4.38		21
1,204.70			.70		4.56		.70		.70		4.56		.69		.69		4.57		11

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

KENTUCKY
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/87)
2009(f)	$10.78	$.22	$(.89)	$(.67)	$(.22)	$—	$(.22)	$9.89	(6.29)%
2008	10.96	.44	(.16)	.28	(.44)	(.02)	(.46)	10.78	2.63
2007	10.96	.44	.03	.47	(.45)	(.02)	(.47)	10.96	4.35
2006	11.30	.46	(.30)	.16	(.46)	(.04)	(.50)	10.96	1.38
2005	10.88	.48	.43	.91	(.48)	(.01)	(.49)	11.30	8.51
2004	11.35	.51	(.42)	.09	(.52)	(.04)	(.56)	10.88	.90
Class B (2/97)
2009(f)	10.79	.18	(.89)	(.71)	(.18)	—	(.18)	9.90	(6.64)
2008	10.97	.36	(.17)	.19	(.35)	(.02)	(.37)	10.79	1.85
2007	10.97	.36	.03	.39	(.37)	(.02)	(.39)	10.97	3.56
2006	11.31	.37	(.30)	.07	(.37)	(.04)	(.41)	10.97	.62
2005	10.88	.40	.44	.84	(.40)	(.01)	(.41)	11.31	7.80
2004	11.35	.43	(.42)	.01	(.44)	(.04)	(.48)	10.88	.14
Class C (10/93)
2009(f)	10.79	.19	(.89)	(.70)	(.19)	—	(.19)	9.90	(6.56)
2008	10.96	.38	(.15)	.23	(.38)	(.02)	(.40)	10.79	2.15
2007	10.96	.38	.02	.40	(.38)	(.02)	(.40)	10.96	3.73
2006	11.29	.39	(.29)	.10	(.39)	(.04)	(.43)	10.96	.88
2005	10.87	.42	.43	.85	(.42)	(.01)	(.43)	11.29	7.91
2004	11.34	.45	(.42)	.03	(.46)	(.04)	(.50)	10.87	.35
Class I (2/97)(g)
2009(f)	10.79	.23	(.89)	(.66)	(.23)	—	(.23)	9.90	(6.20)
2008	10.96	.46	(.15)	.31	(.46)	(.02)	(.48)	10.79	2.90
2007	10.96	.47	.02	.49	(.47)	(.02)	(.49)	10.96	4.52
2006	11.29	.48	(.30)	.18	(.47)	(.04)	(.51)	10.96	1.64
2005	10.87	.51	.42	.93	(.50)	(.01)	(.51)	11.29	8.70
2004	11.33	.53	(.41)	.12	(.54)	(.04)	(.58)	10.87	1.15

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$324,906.87		%*	.82	%*	4.23	%*	.87	%*	.82	%*	4.23	%*	.86	%*	.81	%*	4.23	%*	4%
362,734.89			.83		4.04		.89		.83		4.04		.89		.83		4.04		8
392,262.90			.82		4.00		.90		.82		4.00		.89		.81		4.01		9
398,636.82			.82		4.09		.82		.82		4.09		.81		.81		4.10		13
427,106.83			.83		4.35		.83		.83		4.35		.82		.82		4.36		15
410,109.84			.84		4.58		.84		.84		4.58		.83		.83		4.58		16

8,105	1.62	*	1.57	*	3.48	*	1.62	*	1.57	*	3.48	*	1.61	*	1.56	*	3.48	*	4
9,685	1.64		1.58		3.29		1.64		1.58		3.29		1.64		1.58		3.29		8
13,466	1.65		1.57		3.26		1.65		1.57		3.26		1.65		1.57		3.26		9
18,388	1.57		1.57		3.34		1.57		1.57		3.34		1.56		1.56		3.35		13
21,216	1.57		1.57		3.60		1.57		1.57		3.60		1.57		1.57		3.61		15
20,874	1.59		1.59		3.83		1.59		1.59		3.83		1.58		1.58		3.83		16

42,547	1.42	*	1.37	*	3.68	*	1.42	*	1.37	*	3.68	*	1.41	*	1.36	*	3.69	*	4
46,588	1.44		1.38		3.49		1.44		1.38		3.49		1.44		1.38		3.49		8
46,650	1.45		1.37		3.45		1.45		1.37		3.45		1.45		1.36		3.46		9
45,919	1.37		1.37		3.54		1.37		1.37		3.54		1.36		1.36		3.55		13
46,160	1.37		1.37		3.80		1.37		1.37		3.80		1.37		1.37		3.81		15
45,303	1.39		1.39		4.03		1.39		1.39		4.03		1.38		1.38		4.03		16

2,725.67		*	.62	*	4.43	*	.67	*	.62	*	4.43	*	.66	*	.61	*	4.44	*	4
2,891.69			.63		4.24		.69		.63		4.24		.69		.63		4.24		8
3,069.70			.62		4.20		.70		.62		4.20		.69		.61		4.21		9
2,451.62			.62		4.29		.62		.62		4.29		.61		.61		4.30		13
1,581.63			.63		4.54		.63		.63		4.54		.62		.62		4.55		15
1,285.64			.64		4.78		.64		.64		4.78		.63		.63		4.78		16

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MICHIGAN
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/85)
2009(f)	$11.15	$.24	$(.96)	$(.72)	$(.23)	$—	$(.23)	$10.20	(6.51)%
2008	11.41	.47	(.23)	.24	(.47)	(.03)	(.50)	11.15	2.17
2007	11.45	.47	.07	.54	(.48)	(.10)	(.58)	11.41	4.70
2006	11.89	.49	(.32)	.17	(.48)	(.13)	(.61)	11.45	1.48
2005	11.45	.51	.45	.96	(.51)	(.01)	(.52)	11.89	8.48
2004	12.16	.54	(.58)	(.04)	(.55)	(.12)	(.67)	11.45	(.27)
Class B (2/97)
2009(f)	11.17	.20	(.96)	(.76)	(.19)	—	(.19)	10.22	(6.84)
2008	11.43	.38	(.22)	.16	(.39)	(.03)	(.42)	11.17	1.41
2007	11.48	.39	.05	.44	(.39)	(.10)	(.49)	11.43	3.85
2006	11.92	.40	(.32)	.08	(.39)	(.13)	(.52)	11.48	.71
2005	11.47	.42	.46	.88	(.42)	(.01)	(.43)	11.92	7.73
2004	12.18	.45	(.58)	(.13)	(.46)	(.12)	(.58)	11.47	(1.03)
Class C (6/93)
2009(f)	11.15	.21	(.96)	(.75)	(.20)	—	(.20)	10.20	(6.77)
2008	11.40	.41	(.23)	.18	(.40)	(.03)	(.43)	11.15	1.67
2007	11.44	.41	.06	.47	(.41)	(.10)	(.51)	11.40	4.11
2006	11.88	.42	(.32)	.10	(.41)	(.13)	(.54)	11.44	.91
2005	11.43	.44	.46	.90	(.44)	(.01)	(.45)	11.88	7.98
2004	12.14	.48	(.58)	(.10)	(.49)	(.12)	(.61)	11.43	(.83)
Class I (2/97)(g)
2009(f)	11.15	.25	(.96)	(.71)	(.24)	—	(.24)	10.20	(6.40)
2008	11.41	.49	(.23)	.26	(.49)	(.03)	(.52)	11.15	2.39
2007	11.45	.50	.06	.56	(.50)	(.10)	(.60)	11.41	4.92
2006	11.89	.51	(.32)	.19	(.50)	(.13)	(.63)	11.45	1.69
2005	11.45	.53	.45	.98	(.53)	(.01)	(.54)	11.89	8.70
2004	12.16	.57	(.58)	(.01)	(.58)	(.12)	(.70)	11.45	(.07)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$144,843.85		%*	.85	%*	4.46	%*	.85	%*	.85	%*	4.46	%*	.85	%*	.85	%*	4.47	%*	5%
159,696.86			.85		4.14		.86		.85		4.14		.85		.84		4.15		14
169,395.91			.84		4.09		.91		.84		4.09		.90		.83		4.10		12
170,278.86			.86		4.16		.86		.86		4.16		.85		.85		4.17		11
181,302.86			.86		4.32		.86		.86		4.32		.86		.86		4.33		16
179,956.87			.87		4.61		.87		.87		4.61		.86		.86		4.61		9

3,161	1.60	*	1.60	*	3.70	*	1.60	*	1.60	*	3.70	*	1.60	*	1.60	*	3.71	*	5
4,080	1.61		1.60		3.40		1.61		1.60		3.40		1.60		1.59		3.40		14
4,845	1.67		1.60		3.35		1.67		1.60		3.35		1.65		1.58		3.36		12
6,794	1.61		1.61		3.41		1.61		1.61		3.41		1.60		1.60		3.41		11
8,938	1.61		1.61		3.57		1.61		1.61		3.57		1.60		1.60		3.58		16
10,112	1.62		1.62		3.86		1.62		1.62		3.86		1.61		1.61		3.86		9

30,915	1.40	*	1.40	*	3.91	*	1.40	*	1.40	*	3.91	*	1.40	*	1.40	*	3.91	*	5
35,814	1.41		1.40		3.59		1.41		1.40		3.59		1.40		1.39		3.60		14
37,779	1.46		1.39		3.54		1.46		1.39		3.54		1.45		1.38		3.56		12
38,141	1.41		1.41		3.61		1.41		1.41		3.61		1.40		1.40		3.62		11
38,386	1.41		1.41		3.77		1.41		1.41		3.77		1.40		1.40		3.78		16
36,912	1.42		1.42		4.06		1.42		1.42		4.06		1.41		1.41		4.06		9

16,883.65		*	.65	*	4.66	*	.65	*	.65	*	4.66	*	.65	*	.65	*	4.66	*	5
19,100.66			.65		4.34		.66		.65		4.34		.65		.64		4.35		14
20,351.71			.64		4.29		.71		.64		4.29		.70		.63		4.30		12
21,871.66			.66		4.36		.66		.66		4.36		.65		.65		4.36		11
23,675.66			.66		4.52		.66		.66		4.52		.66		.66		4.53		16
23,618.67			.67		4.81		.67		.67		4.81		.66		.66		4.81		9

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MISSOURI
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (8/87)
2009(f)	$10.73	$.23	$(1.18)	$(.95)	$(.23)	$—	$(.23)	$9.55	(9.00)%
2008	11.03	.45	(.28)	.17	(.45)	(.02)	(.47)	10.73	1.59
2007	10.98	.46	.05	.51	(.45)	(.01)	(.46)	11.03	4.66
2006	11.25	.47	(.26)	.21	(.48)	—	(.48)	10.98	1.88
2005	10.78	.48	.47	.95	(.48)	—	(.48)	11.25	8.97
2004	11.30	.50	(.53)	(.03)	(.49)	—	(.49)	10.78	(.28)
Class B (2/97)
2009(f)	10.74	.19	(1.17)	(.98)	(.19)	—	(.19)	9.57	(9.24)
2008	11.04	.37	(.28)	.09	(.37)	(.02)	(.39)	10.74	.81
2007	10.99	.38	.05	.43	(.37)	(.01)	(.38)	11.04	3.87
2006	11.26	.39	(.27)	.12	(.39)	—	(.39)	10.99	1.12
2005	10.79	.40	.47	.87	(.40)	—	(.40)	11.26	8.15
2004	11.30	.41	(.52)	(.11)	(.40)	—	(.40)	10.79	(.95)
Class C (2/94)
2009(f)	10.72	.20	(1.18)	(.98)	(.20)	—	(.20)	9.54	(9.25)
2008	11.02	.39	(.28)	.11	(.39)	(.02)	(.41)	10.72	1.03
2007	10.97	.40	.05	.45	(.39)	(.01)	(.40)	11.02	4.10
2006	11.24	.41	(.26)	.15	(.42)	—	(.42)	10.97	1.34
2005	10.77	.42	.47	.89	(.42)	—	(.42)	11.24	8.39
2004	11.29	.44	(.53)	(.09)	(.43)	—	(.43)	10.77	(.84)
Class I (2/97)(g)
2009(f)	10.73	.24	(1.17)	(.93)	(.24)	—	(.24)	9.56	(8.80)
2008	11.03	.47	(.28)	.19	(.47)	(.02)	(.49)	10.73	1.81
2007	10.99	.48	.04	.52	(.47)	(.01)	(.48)	11.03	4.79
2006	11.26	.49	(.26)	.23	(.50)	—	(.50)	10.99	2.10
2005	10.79	.50	.47	.97	(.50)	—	(.50)	11.26	9.20
2004	11.31	.52	(.53)	(.01)	(.51)	—	(.51)	10.79	(.10)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$173,068.85		%*	.82	%*	4.48	%*	.85	%*	.82	%*	4.48	%*	.84	%*	.81	%*	4.49	%*	8%
195,691.87			.84		4.16		.87		.84		4.16		.87		.84		4.16		14
227,412.88			.84		4.13		.88		.84		4.13		.87		.83		4.14		16
231,378.83			.83		4.23		.83		.83		4.23		.82		.82		4.24		12
232,171.84			.84		4.35		.84		.84		4.35		.83		.83		4.35		16
221,955.85			.85		4.50		.85		.85		4.50		.85		.85		4.51		13

3,992	1.60	*	1.57	*	3.71	*	1.60	*	1.57	*	3.71	*	1.59	*	1.56	*	3.72	*	8
5,785	1.62		1.59		3.41		1.62		1.59		3.41		1.62		1.59		3.41		14
7,351	1.63		1.59		3.38		1.63		1.59		3.38		1.61		1.57		3.39		16
8,570	1.58		1.58		3.48		1.58		1.58		3.48		1.57		1.57		3.49		12
9,197	1.58		1.58		3.60		1.58		1.58		3.60		1.58		1.58		3.60		16
9,532	1.60		1.60		3.75		1.60		1.60		3.75		1.60		1.60		3.75		13

20,619	1.40	*	1.37	*	3.93	*	1.40	*	1.37	*	3.93	*	1.39	*	1.36	*	3.94	*	8
21,541	1.42		1.39		3.61		1.42		1.39		3.61		1.42		1.39		3.62		14
21,263	1.43		1.39		3.58		1.43		1.39		3.58		1.42		1.38		3.59		16
21,387	1.38		1.38		3.68		1.38		1.38		3.68		1.37		1.37		3.69		12
19,955	1.39		1.39		3.80		1.39		1.39		3.80		1.38		1.38		3.81		16
21,402	1.40		1.40		3.95		1.40		1.40		3.95		1.40		1.40		3.95		13

2,902.65		*	.62	*	4.69	*	.65	*	.62	*	4.69	*	.64	*	.61	*	4.69	*	8
2,657.68			.65		4.36		.68		.65		4.36		.67		.64		4.37		14
2,169.68			.64		4.31		.68		.64		4.31		.67		.63		4.33		16
895.63			.63		4.44		.63		.63		4.44		.62		.62		4.45		12
561.64			.64		4.54		.64		.64		4.54		.64		.64		4.55		16
483.65			.65		4.70		.65		.65		4.70		.65		.65		4.71		13

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

OHIO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/85)
2009(f)	$10.99	$.23	$(.80)	$(.57)	$(.23)	$—	$(.23)	$10.19	(5.26)%
2008	11.25	.46	(.19)	.27	(.46)	(.07)	(.53)	10.99	2.47
2007	11.27	.47	.01	.48	(.47)	(.03)	(.50)	11.25	4.30
2006	11.65	.48	(.34)	.14	(.48)	(.04)	(.52)	11.27	1.30
2005	11.17	.51	.48	.99	(.51)	—	(.51)	11.65	9.00
2004	11.78	.53	(.60)	(.07)	(.54)	—	(.54)	11.17	(.62)
Class B (2/97)
2009(f)	10.97	.19	(.80)	(.61)	(.19)	—	(.19)	10.17	(5.64)
2008	11.24	.38	(.21)	.17	(.37)	(.07)	(.44)	10.97	1.61
2007	11.25	.38	.02	.40	(.38)	(.03)	(.41)	11.24	3.64
2006	11.64	.40	(.35)	.05	(.40)	(.04)	(.44)	11.25	.47
2005	11.16	.42	.48	.90	(.42)	—	(.42)	11.64	8.22
2004	11.77	.45	(.61)	(.16)	(.45)	—	(.45)	11.16	(1.34)
Class C (8/93)
2009(f)	10.96	.20	(.80)	(.60)	(.20)	—	(.20)	10.16	(5.54)
2008	11.22	.40	(.19)	.21	(.40)	(.07)	(.47)	10.96	1.93
2007	11.24	.40	.02	.42	(.41)	(.03)	(.44)	11.22	3.77
2006	11.63	.42	(.35)	.07	(.42)	(.04)	(.46)	11.24	.68
2005	11.15	.45	.48	.93	(.45)	—	(.45)	11.63	8.45
2004	11.76	.47	(.60)	(.13)	(.48)	—	(.48)	11.15	(1.14)
Class I (2/97)(g)
2009(f)	10.97	.24	(.80)	(.56)	(.24)	—	(.24)	10.17	(5.16)
2008	11.24	.49	(.21)	.28	(.48)	(.07)	(.55)	10.97	2.60
2007	11.25	.49	.02	.51	(.49)	(.03)	(.52)	11.24	4.53
2006	11.64	.50	(.34)	.16	(.51)	(.04)	(.55)	11.25	1.51
2005	11.16	.53	.48	1.01	(.53)	—	(.53)	11.64	9.24
2004	11.77	.56	(.61)	(.05)	(.56)	—	(.56)	11.16	(.41)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$304,191.83		%*	.83	%*	4.33	%*	.83	%*	.83	%*	4.33	%*	.83	%*	.83	%*	4.33	%*	3%
338,770.93			.84		4.16		.93		.84		4.16		.92		.83		4.17		20
346,298.98			.83		4.11		.98		.83		4.11		.98		.83		4.12		10
348,198.83			.83		4.21		.83		.83		4.21		.83		.83		4.21		13
358,529.84			.84		4.43		.84		.84		4.43		.83		.83		4.44		11
347,733.85			.85		4.65		.85		.85		4.65		.85		.85		4.65		12

8,942	1.58	*	1.58	*	3.57	*	1.58	*	1.58	*	3.57	*	1.58	*	1.58	*	3.57	*	3
11,577	1.67		1.58		3.42		1.67		1.58		3.42		1.67		1.58		3.42		20
16,125	1.73		1.58		3.36		1.73		1.58		3.36		1.73		1.58		3.37		10
20,504	1.58		1.58		3.45		1.58		1.58		3.45		1.58		1.58		3.46		13
25,621	1.58		1.58		3.69		1.58		1.58		3.69		1.58		1.58		3.69		11
26,057	1.60		1.60		3.90		1.60		1.60		3.90		1.60		1.60		3.90		12

48,278	1.38	*	1.38	*	3.78	*	1.38	*	1.38	*	3.78	*	1.38	*	1.38	*	3.78	*	3
50,642	1.48		1.39		3.61		1.48		1.39		3.61		1.47		1.38		3.62		20
49,084	1.53		1.38		3.56		1.53		1.38		3.56		1.53		1.38		3.57		10
46,325	1.38		1.38		3.66		1.38		1.38		3.66		1.38		1.38		3.66		13
45,791	1.38		1.38		3.88		1.38		1.38		3.88		1.38		1.38		3.89		11
44,575	1.40		1.40		4.10		1.40		1.40		4.10		1.40		1.40		4.10		12

106,608.63		*	.63	*	4.53	*	.63	*	.63	*	4.53	*	.63	*	.63	*	4.53	*	3
116,718.73			.64		4.36		.73		.64		4.36		.72		.63		4.37		20
125,050.78			.63		4.31		.78		.63		4.31		.78		.63		4.32		10
128,133.63			.63		4.41		.63		.63		4.41		.63		.63		4.41		13
139,017.64			.64		4.64		.64		.64		4.64		.64		.64		4.64		11
139,762.65			.65		4.85		.65		.65		4.85		.65		.65		4.85		12

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

WISCONSIN
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/94)
2009(f)	$10.09	$.20	$(.98)	$(.78)	$(.19)	$—	$(.19)	$9.12	(7.84)%
2008	10.24	.38	(.13)	.25	(.38)	(.02)	(.40)	10.09	2.51
2007	10.20	.39	.06	.45	(.39)	(.02)	(.41)	10.24	4.46
2006	10.54	.40	(.28)	.12	(.41)	(.05)	(.46)	10.20	1.11
2005	10.16	.42	.37	.79	(.41)	—	(.41)	10.54	7.94
2004	10.62	.43	(.45)	(.02)	(.44)	—	(.44)	10.16	(.33)
Class B (2/97)
2009(f)	10.12	.16	(.99)	(.83)	(.15)	—	(.15)	9.14	(8.26)
2008	10.26	.30	(.11)	.19	(.31)	(.02)	(.33)	10.12	1.82
2007	10.22	.32	.05	.37	(.31)	(.02)	(.33)	10.26	3.67
2006	10.57	.32	(.29)	.03	(.33)	(.05)	(.38)	10.22	.26
2005	10.18	.34	.39	.73	(.34)	—	(.34)	10.57	7.25
2004	10.65	.35	(.46)	(.11)	(.36)	—	(.36)	10.18	(1.01)
Class C (2/97)
2009(f)	10.11	.17	(.99)	(.82)	(.16)	—	(.16)	9.13	(8.18)
2008	10.26	.32	(.12)	.20	(.33)	(.02)	(.35)	10.11	1.96
2007	10.23	.34	.05	.39	(.34)	(.02)	(.36)	10.26	3.91
2006	10.57	.35	(.29)	.06	(.35)	(.05)	(.40)	10.23	.49
2005	10.18	.36	.39	.75	(.36)	—	(.36)	10.57	7.47
2004	10.65	.37	(.46)	(.09)	(.38)	—	(.38)	10.18	(.84)
Class I (2/97)(g)
2009(f)	10.12	.21	(.99)	(.78)	(.20)	—	(.20)	9.14	(7.81)
2008	10.28	.40	(.13)	.27	(.41)	(.02)	(.43)	10.12	2.64
2007	10.25	.42	.04	.46	(.41)	(.02)	(.43)	10.28	4.59
2006	10.59	.42	(.28)	.14	(.43)	(.05)	(.48)	10.25	1.34
2005	10.20	.44	.39	.83	(.44)	—	(.44)	10.59	8.25
2004	10.67	.45	(.46)	(.01)	(.46)	—	(.46)	10.20	(.10)

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$43,248.86		%*	.86	%*	4.03	%*	.86	%*	.86	%*	4.03	%*	.84	%*	.84	%*	4.05	%*	8%
50,640.88			.88		3.72		.88		.88		3.72		.86		.86		3.74		3
42,279.90			.90		3.78		.90		.90		3.78		.87		.87		3.82		10
36,624.92			.92		3.84		.92		.92		3.84		.89		.89		3.88		11
36,325.92			.92		3.99		.92		.92		3.99		.90		.90		4.00		15
39,033.92			.92		4.12		.92		.92		4.12		.91		.91		4.13		21

1,772	1.61	*	1.61	*	3.28	*	1.61	*	1.61	*	3.28	*	1.59	*	1.59	*	3.30	*	8
2,174	1.63		1.63		2.98		1.63		1.63		2.98		1.61		1.61		3.00		3
2,464	1.65		1.65		3.04		1.65		1.65		3.04		1.62		1.62		3.07		10
3,295	1.67		1.67		3.09		1.67		1.67		3.09		1.64		1.64		3.12		11
4,600	1.67		1.67		3.24		1.67		1.67		3.24		1.66		1.66		3.25		15
4,568	1.67		1.67		3.37		1.67		1.67		3.37		1.66		1.66		3.38		21

5,993	1.41	*	1.41	*	3.48	*	1.41	*	1.41	*	3.48	*	1.39	*	1.39	*	3.50	*	8
6,512	1.43		1.43		3.17		1.43		1.43		3.17		1.41		1.41		3.19		3
5,975	1.45		1.45		3.24		1.45		1.45		3.24		1.42		1.42		3.27		10
5,422	1.47		1.47		3.29		1.47		1.47		3.29		1.44		1.44		3.33		11
4,797	1.47		1.47		3.44		1.47		1.47		3.44		1.45		1.45		3.45		15
4,632	1.47		1.47		3.57		1.47		1.47		3.57		1.46		1.46		3.58		21

1,128.66		*	.66	*	4.21	*	.66	*	.66	*	4.21	*	.64	*	.64	*	4.23	*	8
1,506.68			.68		3.92		.68		.68		3.92		.66		.66		3.94		3
1,031.69			.69		3.97		.69		.69		3.97		.66		.66		4.00		10
202.72			.72		4.04		.72		.72		4.04		.68		.68		4.07		11
63.72			.72		4.21		.72		.72		4.21		.71		.71		4.22		15
177.72			.72		4.32		.72		.72		4.32		.71		.71		4.33		21

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2008.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $134 billion of assets on September 30, 2008.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MS6-1108D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

See Portfolio of Investments in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 6, 2009

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 6, 2009